UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4906
Dreyfus Premier State Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
36	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier State
Municipal Bond Fund,
Connecticut Series

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Connecticut Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

The municipal bond market encountered heightened volatility as turmoil spread from the sub-prime mortgage sector of the taxable bond market to other areas of the financial markets. A subsequent market rebound enabled the fund’s benchmark to post a modestly positive absolute return for the reporting period.The fund’s returns were driven primarily by its seasoned holdings of high-quality, income-oriented bonds.

For the six-month period ended October 31, 2007, Dreyfus Premier State Municipal Bond Fund, Connecticut Series achieved total returns of 0.85% for Class A shares, 0.57% for Class B shares, 0.46% for Class C shares. Between their inception on May 30, 2007, through October 31, 2007, the fund produced a total return of 1.27% for Class Z shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Connecticut Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.63% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Connecticut state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Connecticut state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Mortgage Woes Weighed on Municipal Bonds

After trading within a relatively narrow range for most of the reporting period, municipal bond market conditions changed dramatically over the summer of 2007, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other areas.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged institutional investors. In the aftermath of the summertime decline, tax-exempt bonds traded at their highest yield levels in more than three years.

The tax-exempt bond market generally rebounded in September and October as investors increasingly recognized that fundamentals remained sound for most municipal issuers. In addition, the Federal Reserve Board (the “Fed”) attempted to promote market liquidity by reducing short-term interest rates. However, investors had reassessed their attitudes toward risk, and lower-rated, higher yielding securities did not bounce back as strongly as higher-rated bonds. In addition, a robust new issuance calendar toward the end of the reporting period put further downward pressure on prices of some municipal bonds.

Higher-Quality Bonds Weathered the Downturn

Although the fund was adversely affected by the summer credit crisis, it participated in the subsequent rebound due to its focus on higher-

4

quality securities. The fund also benefited from its average duration, which had contracted when the fund absorbed the assets of Dreyfus Connecticut Intermediate Municipal Bond Fund in the spring. The addition of intermediate-term holdings helped to moderate the effects that volatility among longer-maturity tax-exempt securities had on the fund’s portfolio.

Despite the municipal bond market’s lackluster performance, we have seen little evidence of deterioration in the fiscal condition of Connecticut or its municipalities.The state achieved a balanced budget for its current fiscal years as tax revenues exceeded projections.

Positioned for a Changing Economic Environment

The U.S. economy appears to have slowed as a result of declining housing markets, making further interest-rate reductions from the Fed more likely. Should the Fed cut rates further, we may find new opportunities for income and total return as yield differences widen along the market’s maturity range. In the meantime, we intend to keep our focus on producing competitive levels of tax-exempt income while maintaining the fund’s high quality and liquidity standards.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.
Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Connecticut Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C	Class Z ††

Expenses paid per $1,000 †	$ 5.71	$ 8.32	$ 9.62	$ 4.23
Ending value (after expenses)	$1,008.50	$1,005.70	$1,004.60	$1,012.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C	Class Z ††

Expenses paid per $1,000 †	$ 5.74	$ 8.36	$ 9.68	$ 4.24
Ending value (after expenses)	$1,019.46	$1,016.84	$1,015.53	$1,016.83

†	Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.65% for Class B, and 1.91%
for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
††	Expenses are equal to the fund's annualized expense ratio of 1.00% for Class Z, multiplied by the average account value over the period, multiplied by 154/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—103.0%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—73.6%
Connecticut	5.00	3/15/08	70,000 [a]	71,095
Connecticut	5.13	3/15/08	25,000 [a]	25,404
Connecticut	5.75	6/15/10	30,000 [a]	31,757
Connecticut	5.25	12/15/10	50,000	52,708
Connecticut	5.25	12/15/10	2,500,000 [b,c]	2,635,437
Connecticut	5.75	6/15/11	3,000,000 [b,c]	3,175,695
Connecticut	5.13	11/15/11	1,500,000 [a]	1,594,815
Connecticut	5.00	6/1/22	3,500,000	3,740,275
Connecticut	4.50	5/1/25	3,425,000	3,468,634
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000	3,680,775
Connecticut
(Insured; MBIA)	5.25	3/15/10	5,100,000	5,183,487
Connecticut
(Insured; MBIA)	5.38	12/15/10	4,100,000	4,339,645
Connecticut
(Insured; MBIA)	5.25	10/15/13	1,600,000 [a]	1,745,280
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	5,500,000 [b,c]	5,779,758
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	30,000	31,526
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	20,000	20,862
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	4,450,000 [b,c]	4,641,817
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/17	2,275,000	2,364,248

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 [a]	3,172,671
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	9,700,000 [b,c]	10,059,773
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	15,000	15,556
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.38	9/1/08	2,500,000	2,541,025
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	3,400,000	3,611,786
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	4,585,000	5,081,005
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	4,580,000	4,580,000
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,555,448
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,138,280
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,675,866
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc., Congregational
Avery Heights Project)	5.70	4/1/12	1,990,000	2,032,168
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc., Congregational
Avery Heights Project)	5.80	4/1/21	3,000,000	3,070,620

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/11	1,765,000	1,830,270
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,320,148
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,035,960
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,200,000	3,288,736
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	1,945,000	1,995,045
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,528,930
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut
Project) (Insured; XLCA)	5.10	9/1/37	6,250,000	6,312,188
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,809,813
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,115,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured; Radian)	5.13	7/1/30	1,500,000	1,519,335
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	12,880,000	14,494,122

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,306,048
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,550,085
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.25	7/1/11	3,000,000 [a]	3,212,430
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.50	7/1/11	2,150,000 [a]	2,320,602
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	1,967,979
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital
Issue) (Insured; AMBAC)	6.13	7/1/14	1,000,000	1,011,430
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA)	5.00	7/1/22	1,000,000	1,054,370
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,269,520
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	2,000,000	2,090,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,398,198
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,320,000	5,434,752

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital Issue) (Insured; ACA)	5.75	7/1/11	455,000	464,555
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital Issue) (Insured; ACA)	6.00	7/1/20	1,000,000	1,018,840
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,502,816
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/25	1,500,000	1,569,135
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	5,500,000	5,705,205
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	415,000	417,905
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.50	11/15/20	1,955,000	1,924,658
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.80	11/15/22	5,020,000	5,038,172
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	1,010,550
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,290,000	3,323,558
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	4,976,122

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.10	11/15/27	5,000,000	5,037,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.50	5/15/28	2,000,000	1,964,440
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	5,857,477
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,500,000	2,496,200
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	5,014,550
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	5,000,000	5,020,500
Connecticut Resource Recovery
Authority, Mid-Connecticut
System Subordinated Revenue	5.50	11/15/10	1,000,000 [a]	1,056,130
Connecticut Resource Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	1,023,800
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,327,350
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	8,050,000	8,053,542
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,003,080
Fairfield	5.50	4/1/11	2,030,000	2,164,670

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Greater New Haven Water
Pollution Control Authority,
Regional Wastewater System
Revenue (Insured; MBIA)	5.00	11/15/25	1,335,000	1,394,688
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA)	5.00	11/15/30	5,000,000	5,192,600
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	4,840,000	4,990,427
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.35	9/1/27	2,000,000	2,062,040
Hamden
(Insured; MBIA)	5.25	8/15/14	5,000	5,494
Hartford,
Parking System Revenue	6.40	7/1/10	1,000,000 [a]	1,074,090
Hartford,
Parking System Revenue	6.50	7/1/10	1,500,000 [a]	1,614,915
Meriden,
GO (Insured; MBIA)	5.00	8/1/16	2,090,000	2,277,201
Middletown	5.00	4/15/08	1,760,000	1,773,006
South Central Connecticut
Regional Water Authority,
Water System Revenue
(Insured; MBIA)	5.00	8/1/30	3,000,000	3,125,940
Sprague,
EIR (International Paper
Company Project)	5.70	10/1/21	1,350,000	1,363,203
Stamford,
GO	6.60	1/15/10	2,750,000	2,938,018
Stamford,
Water Pollution Control System
and Facility Revenue
(Insured; AMBAC)	4.75	9/15/36	5,140,000	5,189,807
University of Connecticut,
GO	4.00	4/1/25	4,200,000	3,996,006

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,850,000 [a]	1,963,942
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,770,000 [a]	1,879,014
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	2,500,000 [a]	2,653,975
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/24	2,100,000	2,220,204
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/25	1,000,000	1,055,090
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000	1,287,867
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 [a]	2,690,425
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 [a]	2,627,051
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 [a]	2,166,640
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.25	11/15/21	1,755,000	1,881,097
Westport	5.00	8/15/16	1,500,000	1,624,380
U.S. Related—29.4%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 [a]	1,590,435
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000 [a]	1,378,377
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000 [a]	4,241,160
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 [a]	5,333,100

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	3,355,000	3,354,899
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	6,000,000	6,010,560
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	771,960
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	5/15/12	795,000 [d]	808,642
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.45	5/15/16	1,445,000 [d]	1,463,930
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/22	125,000	123,346
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,028,560
Puerto Rico Commonwealth
(Insured; MBIA)	5.50	7/1/12	4,000,000 [b,c]	4,335,200
Puerto Rico Commonwealth
(Insured; MBIA)	5.50	7/1/13	7,900,000 [b,c]	8,660,731
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	6,690,000	7,445,903
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,565,130
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/26	3,000,000	3,125,910
Puerto Rico Commonwealth,
Public Improvement (Insured; FGIC)	5.50	7/1/16	3,270,000	3,675,742
Puerto Rico Commonwealth,
Public Improvement (Insured; FSA)	5.25	7/1/12	2,600,000	2,790,164
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.50	7/1/12	50,000	54,190

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.50	7/1/13	100,000	109,629
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.25	7/1/14	4,925,000	5,385,783
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	6.00	7/1/15	2,000,000	2,300,900
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/24	5,000,000	5,172,100
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	8,000,000 [a]	8,458,560
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/12	4,410,000 [a]	4,762,271
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	6.13	7/1/09	4,000,000	4,175,920
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	2,000,000	2,104,220
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.50	7/1/16	5,000,000 [a]	5,655,900
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	10,000	10,792
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,580,000 [b,c]	4,942,805
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.25	7/1/33	5,000,000	5,587,550
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	1,450,515
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	480,000	492,197

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	5,000,000	5,389,000
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Loan Notes	5.50	10/1/08	1,500,000	1,521,075
Virgin Islands Water and Power
Authority, Electric System
Revenue	5.30	7/1/21	1,750,000	1,754,393
Total Long-Term Municipal Investments
(cost $398,190,097)				410,031,501

Short-Term Municipal
Investments—.8%

Connecticut;
Connecticut,
GO Notes (Liquidity Facility;
Bayerische Landesbank)	3.41	11/7/07	915,000 [e]	915,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greater Hartford YMCA Issue)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.46	11/7/07	2,450,000 [e]	2,450,000
Total Short-Term Municipal Investments
(cost $3,365,000)				3,365,000

Total Investments (cost $401,555,097)			103.8%	413,396,501
Liabilities, Less Cash and Receivables			(3.8%)	(15,212,502)
Net Assets			100.0%	398,183,999

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $44,231,216 or 11.1% of net assets.
[c] Collateral for floating rate borrowings.
[d] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[e] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	63.7
AA	Aa		AA	12.1
A	A		A	4.6
BBB	Baa		BBB	15.9
BB	Ba		BB	1.0
F1	MIG1/P1		SP1/A1	.9
Not Rated [f]	Not Rated [f]		Not Rated [f]	1.8
				100.0

†	Based on total investments.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	401,555,097	413,396,501
Interest receivable		6,383,800
Receivable for shares of Beneficial Interest subscribed		24,487
Prepaid expenses		20,737
		419,825,525

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		267,869
Cash overdraft due to Custodian		90,159
Payable for floating rate notes issued—Note 4		20,815,000
Interest and related expenses payable		229,588
Payable for shares of Beneficial Interest redeemed		217,082
Accrued expenses		21,828
		21,641,526

Net Assets ($)		398,183,999

Composition of Net Assets ($):
Paid-in capital		386,933,472
Accumulated undistributed investment income—net		127,937
Accumulated net realized gain (loss) on investments		(718,814)
Accumulated net unrealized appreciation
(depreciation) on investments		11,841,404

Net Assets ($)		398,183,999

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	251,398,877	11,084,110	10,893,521	124,807,491
Shares Outstanding	21,426,942	945,500	930,024	10,640,127

Net Asset Value
Per Share ($)	11.73	11.72	11.71	11.73

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	10,079,953
Expenses:
Management fee—Note 3(a)	1,053,778
Interest and related expenses	486,122
Shareholder servicing costs—Note 3(c)	481,666
Distribution fees—Note 3(b)	74,983
Registration fees	19,467
Custodian fees—Note 3(c)	17,961
Professional fees	15,703
Trustees’ fees and expenses—Note 3(d)	11,028
Prospectus and shareholders’ reports	8,808
Loan commitment fees—Note 2	1,695
Miscellaneous	19,553
Total Expenses	2,190,764
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(20,151)
Net Expenses	2,170,613
Investment Income—Net	7,909,340

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(727,014)
Net unrealized appreciation (depreciation) on investments	(807,158)
Net Realized and Unrealized Gain (Loss) on Investments	(1,534,172)
Net Increase in Net Assets Resulting from Operations	6,375,168

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited) [a]	April 30, 2007

Operations ($):
Investment income—net	7,909,340	11,966,626
Net realized gain (loss) on investments	(727,014)	3,109,067
Net unrealized appreciation
(depreciation) on investments	(807,158)	(911,469)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,375,168	14,164,224

Dividends to Shareholders from ($):
Investment income—net:
Class A	(5,134,129)	(10,793,749)
Class B	(244,009)	(768,934)
Class C	(176,180)	(392,862)
Class Z	(2,227,085)	—
Total Dividends	(7,781,403)	(11,955,545)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	9,647,446	20,544,680
Class B shares	119,437	41,483
Class C shares	1,050,139	1,741,579
Class Z shares	3,188,890	—
Net assets received in connection
with reorganization—Note 1	125,321,247	—
Dividends reinvested:
Class A shares	3,223,725	6,825,060
Class B shares	154,146	444,642
Class C shares	130,702	277,213
Class Z shares	1,568,829	—
Cost of shares redeemed:
Class A shares	(16,028,764)	(31,614,006)
Class B shares	(6,292,694)	(8,204,382)
Class C shares	(1,181,813)	(2,513,972)
Class Z shares	(7,273,762)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	113,627,528	(12,457,703)
Total Increase (Decrease) in Net Assets	112,221,293	(10,249,024)

Net Assets ($):
Beginning of Period	285,962,706	296,211,730
End of Period	398,183,999	285,962,706
Undistributed investment income—net	127,937	—

22

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited) [a]	April 30, 2007

Capital Share Transactions:
Class A [b]
Shares sold	822,995	1,733,855
Shares issued for dividends reinvested	275,157	575,109
Shares redeemed	(1,368,099)	(2,669,074)
Net Increase (Decrease) in Shares Outstanding	(269,947)	(360,110)

Class B [b]
Shares sold	10,173	3,511
Shares issued for dividends reinvested	13,175	37,509
Shares redeemed	(537,205)	(692,376)
Net Increase (Decrease) in Shares Outstanding	(513,857)	(651,356)

Class C
Shares sold	90,105	147,065
Shares issued for dividends reinvested	11,181	23,383
Shares redeemed	(101,037)	(212,134)
Net Increase (Decrease) in Shares Outstanding	249	(41,686)

Class Z
Shares sold	272,631	—
Shares issued in connection with
reorganization—Note 1	10,855,730	—
Shares issued for dividends reinvested	134,178	—
Shares redeemed	(622,412)	—
Net Increase (Decrease) in Shares Outstanding	10,640,127	—

[a]	As of the close of business on May 30, 2007 (commencement of initial offering) to October 31, 2007, for Class Z shares.
[b]	During the period ended October 31, 2007, 259,831 Class B shares representing $3,044,499, were automatically converted to 259,609 Class A shares and during the period ended April 30, 2007, 281,179 Class B shares representing $3,328,852 were automatically converted to 280,942 Class A shares.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2007

			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	11.87	11.78	12.11	11.90	12.19	11.86
Investment Operations:
Investment income—net [a]	.24	.49	.51	.51	.52	.55
Net realized and unrealized
gain (loss) on investments	(.14)	.09	(.33)	.21	(.29)	.32
Total from Investment Operations	.10	.58	.18	.72	.23	.87
Distributions:
Dividends from
investment income—net	(.24)	(.49)	(.51)	(.51)	(.52)	(.54)
Net asset value, end of period	11.73	11.87	11.78	12.11	11.90	12.19

Total Return (%) [b]	.85[c]	5.04	1.52	6.17	1.84	7.51

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.14[d]	1.20	1.13	1.04	.99	1.04
Ratio of net expenses
to average net assets	1.13[d]	1.19	1.13	1.03	.99	1.04
Ratio of net investment income
to average net assets	4.12[d]	4.17	4.29	4.25	4.23	4.53
Portfolio Turnover Rate	23.23[c]	43.87	14.24	20.07	34.08	38.11

Net Assets, end of period
($ x 1,000)	251,399	257,627	259,930	274,204	281,559	305,076

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

24

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	11.86	11.77	12.10	11.89	12.18	11.85
Investment Operations:
Investment income—net [a]	.21	.43	.45	.45	.45	.48
Net realized and unrealized
gain (loss) on investments	(.14)	.09	(.33)	.21	(.29)	.33
Total from Investment Operations	.07	.52	.12	.66	.16	.81
Distributions:
Dividends from
investment income—net	(.21)	(.43)	(.45)	(.45)	(.45)	(.48)
Net asset value, end of period	11.72	11.86	11.77	12.10	11.89	12.18

Total Return (%) [b]	.57[c]	4.50	1.00	5.63	1.31	6.96

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.72	1.66	1.56	1.50	1.55
Ratio of net expenses
to average net assets	1.65[d]	1.71	1.66	1.55	1.50	1.55
Ratio of net investment income
to average net assets	3.63[d]	3.66	3.76	3.73	3.71	4.01
Portfolio Turnover Rate	23.23[c]	43.87	14.24	20.07	34.08	38.11

Net Assets, end of period
($ x 1,000)	11,084	17,314	24,853	32,919	40,806	46,460

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	11.85	11.76	12.09	11.88	12.16	11.84
Investment Operations:
Investment income—net [a]	.20	.40	.42	.42	.42	.45
Net realized and unrealized
gain (loss) on investments	(.15)	.09	(.33)	.21	(.28)	.32
Total from Investment Operations	.05	.49	.09	.63	.14	.77
Distributions:
Dividends from
investment income—net	(.19)	(.40)	(.42)	(.42)	(.42)	(.45)
Net asset value, end of period	11.71	11.85	11.76	12.09	11.88	12.16

Total Return (%) [b]	.46[c]	4.25	.76	5.37	1.15	6.62

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.92[d]	1.96	1.89	1.80	1.74	1.79
Ratio of net expenses
to average net assets	1.91[d]	1.95	1.89	1.79	1.74	1.79
Ratio of net investment income
to average net assets	3.34[d]	3.41	3.52	3.49	3.47	3.77
Portfolio Turnover Rate	23.23[c]	43.87	14.24	20.07	34.08	38.11

Net Assets, end of period
($ x 1,000)	10,894	11,021	11,429	11,643	11,721	12,217

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

26

Six Months Ended
October 31, 2007
Class Z Shares	(Unaudited) [a]

Per Share Data ($):
Net asset value, beginning of period	11.79
Investment Operations:
Investment income—net [b]	.21
Net realized and unrealized
gain (loss) on investments	(.06)
Total from Investment Operations	.15
Distributions:
Dividends from investment income—net	(.21)
Net asset value, end of period	11.73

Total Return (%) [c]	1.27[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]
Ratio of net expenses to average net assets	1.00[e]
Ratio of net investment income
to average net assets	4.33[e]
Portfolio Turnover Rate	23.23[d]

Net Assets, end of period ($ x 1,000)	124,807

[a]	As of the close of business on May 30, 2007 (commencement of initial offering) to October 31, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not Annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series including the Connecticut Series (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

As of the close of business on May 30, 2007, pursuant to an Agreement and Plan of reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Connecticut Intermediate Municipal Bond Fund were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Dreyfus Connecticut Intermediate Municipal Bond Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus Connecticut Intermediate Municipal Bond Fund at the time of the exchange.The fund’s net asset value on the close of business on May 30, 2007 was $11.79 per share for class Z shares, and a total of 10,855,730 Class Z shares representing net assets of $127,951,303 (including $2,630,056 net unrealized depreciation on investments) were issued to shareholders of Dreyfus Connecticut Intermediate Municipal Bond Fund in the exchange.The exchange was a tax-free event to Dreyfus Connecticut Intermediate Municipal Bond Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares:

28

Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Connecticut Intermediate Municipal Bond Fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

30

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was as follows: tax exempt income $11,955,545. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $3,541 from commissions earned on sales of the fund’s Class A shares and $25,480 and $522 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $34,681 and $40,302, respectively, pursuant to the Plan.

32

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $316,612, $17,341, and $13,434, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2007, Class Z shares were charged $31,691 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $60,175 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under The fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $12,017. Prior to becoming an affiliate,The Bank of

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

New York was paid $5,944 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $183,794, Rule 12b-1 distribution plan fees $11,711, shareholders services plan fees $49,676, chief compliance officer fees $2,812 and transfer agency per account fees $19,876.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $207,275,819 and $93,732,094, respectively.

The fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

34

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2007, accumulated net unrealized appreciation on investments was $11,841,404, consisting of $13,054,410 gross unrealized appreciation and $1,213,006 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the

36

“Performance Universe”) selected by Lipper.The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was equal to or higher than the Performance Group median for each reported time period except the one-year period ended May 31, 1998 and higher than the Performance Universe median for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s total return performance was equal to or higher than the Performance Group median for the one-, two-, three-, four- and five-year period, and lower for the ten-year period, and equal to or higher than the Performance Universe median for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Performance Group and Performance Universe medians.

Representatives of the Manager informed the Board members noted that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided

The Fund 37

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services. and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management

38

Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Florida Series

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this last report for Dreyfus Premier State Municipal Bond Fund, Florida Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income mar-kets.While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Douglas Gaylor, Portfolio Manager

Fund Performance Overview

Municipal bonds encountered heightened volatility in July and August when credit concerns originating among sub-prime mortgages spread to other areas of the financial markets. A subsequent rebound offset a portion of the bond market’s previous losses, enabling the fund’s benchmark to post a mildly positive overall total return.The reporting period was also marked by the Federal Reserve Board’s attempt to improve liquidity and forestall a potential recession by reducing key interest rates in August, September and October.The fund’s returns were driven primarily by its seasoned holdings of income-oriented securities and an average duration that was shorter than industry averages.

For the six-month period ended October 31, 2007, the Florida Series achieved total returns of 0.77% for Class A shares, 0.51% for Class B shares and 0.39% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Florida Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.38% for the reporting period.3

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Pursuant to shareholder approval, on November 27, 2007, the fund completed an Agreement and Plan of Reorganization, which provided for, among other things, the transfer of the fund’s assets to Dreyfus Premier Municipal Bond Fund in a tax-free exchange for shares of that fund.The fund has since terminated its operations.

November 28, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Florida residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Florida Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.95	$ 7.56	$ 8.87
Ending value (after expenses)	$1,007.70	$1,005.10	$1,003.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2007

Class A Class B Class C

Expenses paid per $1,000† $ 4.98 $ 7.61 $ 8.92 Ending value (after expenses) $1,020.21 $1,017.60 $1,016.92

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.50% for Class B and 1.76% for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.3%	Rate (%)	Date	Amount ($)	Value ($

Florida—95.9%
Brevard County School Board,
COP (Insured; FGIC)	5.00	7/1/25	2,000,000	2,067,360
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments Project)	5.60	7/1/21	1,975,000	2,007,113
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,012,630
Broward County School Board,
COP (Insured; FSA)	5.00	7/1/21	1,250,000	1,300,500
Broward County School Board,
COP (Insured; MBIA)	5.25	7/1/18	1,855,000	1,979,656
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.25	6/1/14	1,485,000	1,573,536
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.00	6/1/20	1,465,000	1,506,884
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,520,000	2,662,884
Davie,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/18	475,000	508,706
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,780,000	1,808,373
Florida Board of Education,
Lottery Revenue
(Insured; FGIC)	5.00	7/1/20	1,480,000	1,550,685
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,662,992
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,007,080

6

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,035,530
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,549,935
Jacksonville,
Excise Taxes Revenue
(Insured; AMBAC)	5.38	10/1/19	3,450,000	3,697,089
Jacksonville,
Guaranteed Entitlement Revenue
(Insured; FGIC)	5.38	10/1/20	3,000,000	3,214,860
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured; CIFG)	5.00	10/1/25	2,845,000	2,949,298
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC,
FNMA and GNMA)	6.30	3/1/29	115,000	116,297
Manatee County Housing Finance
Authority, Mortgage Revenue
(Collateralized; GNMA)	5.85	11/1/33	1,430,000	1,494,951
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000	1,289,947
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,764,739
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villa II Project) (Insured; FSA)	5.70	7/1/21	400,000	409,472
Miami-Dade County Housing Finance
Authority, MFMR (Miami Stadium
Apartments) (Insured; FSA)	5.40	8/1/21	1,275,000	1,296,280
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,038,540

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,203,858
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,840,000	2,912,221
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/32	1,000,000	1,028,930
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	953,000	953,743
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	1,715,000	1,833,849
Palm Bay,
Utility Revenue (Palm Bay
Utility Corporation Project)
(Insured; MBIA)	5.00	10/1/19	500,000	527,580
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	1,023,809
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/17	1,905,000	2,016,919
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/22	1,000,000	513,060
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	485,960
Port Saint Lucie,
Storm Water Utility Revenue
(Insured; MBIA)	5.00	5/1/23	1,750,000	1,821,418
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA)	0.00	9/1/33	4,000,000	1,073,280

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,680,000	1,696,699
South Indian River Water Control
District, Special Assessment Revenue
Improvement (Unit of Development
RI-13) (Insured; MBIA)	5.00	8/1/21	1,095,000	1,154,831
South Indian River Water Control
District, Special Assessment Revenue
Improvement (Unit of Development
RI-13) (Insured; MBIA)	5.00	8/1/26	1,000,000	1,042,010
South Indian River Water Control
District, Special Assessment Revenue
Improvement (Unit of Development
RI-13) (Insured; MBIA)	5.00	8/1/31	815,000	840,876
Tampa,
Utilities Tax Improvement
Revenue (Insured; AMBAC)	0.00	4/1/17	2,110,000	1,428,955
Village Center Community
Development District, Utility
Revenue (Insured; MBIA)	5.25	10/1/23	1,000,000	1,063,370
Winter Garden Village at Fowler
Groves Community Development
District, Special Assessment	5.65	5/1/37	770,000	722,345
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,857,709
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA)	5.00	4/1/20	1,585,000	1,657,007
U.S. Related—1.4%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,037,640
Total Long-Term Municipal
Investments
(cost $72,526,119)				74,401,406

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.3%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Franklin County Industrial
Development Authority, Revenue
(Menno Haven Project)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)
(cost $1,000,000)	5.90	11/7/07	1,000,000 [a]	1,000,000

Total Investments (cost $73,526,119)			98.6%	75,401,406

Cash and Receivables (Net)			1.4%	1,099,720

Net Assets			100.0%	76,501,126

[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	At October 31, 2007, 25.0% of the fund’s net assets are insured by AMBAC.

10

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	84.3
AA		Aa		AA	2.2
BBB		Baa		BBB	5.3
F1		MIG1/P1		SP1/A1	1.3
Not Rated [c]		Not Rated [c]		Not Rated [c]	6.9
					100.0

†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities-See Statement of Investments		73,526,119	75,401,406
Cash			355,595
Interest receivable			946,956
Receivable for shares of Beneficial Interest subscribed			12,761
Prepaid expenses			12,145
			76,728,863

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			64,780
Payable for shares of Beneficial Interest redeemed			141,156
Accrued expenses			21,801
			227,737

Net Assets ($)			76,501,126

Composition of Net Assets ($):
Paid-in capital			74,536,141
Accumulated net realized gain (loss) on investments			89,698
Accumulated net unrealized appreciation
(depreciation) on investments			1,875,287

Net Assets ($)			76,501,126

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	69,945,591	3,778,068	2,777,467
Shares Outstanding	4,974,032	268,746	197,529

Net Asset Value Per Share ($)	14.06	14.06	14.06

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	2,008,604
Expenses:
Management fee—Note 3(a)	218,959
Shareholder servicing costs—Note 3(c)	127,635
Distribution fees—Note 3(b)	22,214
Professional fees	13,770
Registration fees	11,234
Custodian fees—Note 3(c)	4,668
Prospectus and shareholders’ reports	4,493
Trustees’ fees and expenses—Note 3(d)	3,090
Loan commitment fees—Note 2	104
Miscellaneous	10,023
Total Expenses	416,190
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(2,867)
Net Expenses	413,323
Investment Income-Net	1,595,281

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	351,843
Net unrealized appreciation (depreciation) on investments	(1,402,928)
Net Realized and Unrealized Gain (Loss) on Investments	(1,051,085)
Net Increase in Net Assets Resulting from Operations	544,196

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	1,595,281	3,472,316
Net realized gain (loss) on investments	351,843	364,146
Net unrealized appreciation
(depreciation) on investments	(1,402,928)	954,032
Net Increase (Decrease) in Net Assets
Resulting from Operations	544,196	4,790,494

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,466,711)	(3,125,438)
Class B shares	(80,801)	(222,873)
Class C shares	(47,769)	(124,005)
Total Dividends	(1,595,281)	(3,472,316)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,677,159	2,942,209
Class B shares	10,039	164,966
Class C shares	22,450	124,365
Dividends reinvested:
Class A shares	858,260	1,839,224
Class B shares	38,761	104,667
Class C shares	36,975	89,773
Cost of shares redeemed:
Class A shares	(6,429,988)	(13,094,753)
Class B shares	(1,610,690)	(2,211,663)
Class C shares	(340,845)	(1,238,528)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,737,879)	(11,279,740)
Total Increase (Decrease) in Net Assets	(6,788,964)	(9,961,562)

Net Assets ($):
Beginning of Period	83,290,090	93,251,652
End of Period	76,501,126	83,290,090

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class Aa
Shares sold	119,435	206,843
Shares issued for dividends reinvested	61,143	129,499
Shares redeemed	(457,513)	(923,743)
Net Increase (Decrease) in Shares Outstanding	(276,935)	(587,401)

Class B [a]
Shares sold	715	11,583
Shares issued for dividends reinvested	2,762	7,371
Shares redeemed	(114,837)	(155,697)
Net Increase (Decrease) in Shares Outstanding	(111,360)	(136,743)

Class C
Shares sold	1,593	8,793
Shares issued for dividends reinvested	2,634	6,321
Shares redeemed	(24,274)	(86,836)
Net Increase (Decrease) in Shares Outstanding	(20,047)	(71,722)

[a]	During the period ended October 31, 2007, 55,752 Class B shares representing $780,810, were automatically converted to 55,717 Class A shares and during the period ended April 30, 2007, 13,509 Class B shares representing $193,371 were automatically converted to 13,505 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2007			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.24	14.03	14.35	14.06	14.41	13.94
Investment Operations:
Investment income—net [a]	.29	.57	.56	.56	.59	.62
Net realized and unrealized
gain (loss) on investments	(.18)	.21	(.32)	.29	(.35)	.47
Total from Investment Operations	.11	.78	.24	.85	.24	1.09
Distributions:
Dividends from investment
income—net	(.29)	(.57)	(.56)	(.56)	(.59)	(.62)
Net asset value, end of period	14.06	14.24	14.03	14.35	14.06	14.41

Total Return (%) [b]	.77[c]	5.63	1.66	6.16	1.69	7.96

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[d]	.96	.96	.97	.88	.94
Ratio of net expenses
to average net assets	.98[d]	.95	.95	.96	.88	.94
Ratio of net investment income
to average net assets	4.06[d]	4.00	3.91	3.95	4.13	4.37
Portfolio Turnover Rate	3.00[c]	8.19	8.74	3.39	11.62	25.52

Net Assets, end of period
($ x 1,000)	69,946	74,780	81,940	89,691	99,251	109,664

The Fund 17

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2007			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.24	14.03	14.34	14.06	14.40	13.93
Investment Operations:
Investment income—net [a]	.25	.50	.48	.49	.52	.55
Net realized and unrealized
gain (loss) on investments	(.18)	.21	(.31)	.28	(.34)	.47
Total from Investment Operations	.07	.71	.17	.77	.18	1.02
Distributions:
Dividends from investment
income—net	(.25)	(.50)	(.48)	(.49)	(.52)	(.55)
Net asset value, end of period	14.06	14.24	14.03	14.34	14.06	14.40

Total Return (%) [b]	.51[c]	5.11	1.22	5.56	1.25	7.43

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[d]	1.46	1.46	1.46	1.38	1.43
Ratio of net expenses
to average net assets	1.50[d]	1.45	1.45	1.46	1.38	1.43
Ratio of net investment income
to average net assets	3.55[d]	3.51	3.40	3.45	3.64	3.86
Portfolio Turnover Rate	3.00[c]	8.19	8.74	3.39	11.62	25.52

Net Assets, end of period
($ x 1,000)	3,778	5,412	7,252	8,542	10,193	13,012

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

18

Six Months Ended
October 31, 2007			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.24	14.03	14.35	14.06	14.41	13.94
Investment Operations:
Investment income—net [a]	.23	.47	.45	.46	.49	.51
Net realized and unrealized
gain (loss) on investments	(.18)	.20	(.32)	.29	(.35)	.47
Total from Investment Operations	.05	.67	.13	.75	.14	.98
Distributions:
Dividends from investment
income—net	(.23)	(.46)	(.45)	(.46)	(.49)	(.51)
Net asset value, end of period	14.06	14.24	14.03	14.35	14.06	14.41

Total Return (%) [b]	.39[c]	4.86	.91	5.39	.94	7.17

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.76[d]	1.71	1.69	1.69	1.61	1.68
Ratio of net expenses
to average net assets	1.76[d]	1.70	1.68	1.68	1.61	1.68
Ratio of net investment income
to average net assets	3.30[d]	3.27	3.17	3.22	3.38	3.62
Portfolio Turnover Rate	3.00[c]	8.19	8.74	3.39	11.62	25.52

Net Assets, end of period
($ x 1,000)	2,777	3,098	4,060	4,871	4,659	3,897

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series, including the Florida Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is

22

the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax author-ity.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $262,145 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007, were as follows: tax exempt income $3,472,316. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $1,539 from commissions earned on sales of the fund’s Class A shares and $8,359 and $106 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $11,370 and $10,844, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

24

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $90,227, $5,685 and $3,615, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $14,174 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under The fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $4,668. Prior to becoming an affiliate,The Bank of New York was paid $0 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $35,961, Rule 12b-1 distribution plan fees $3,406, custody fees $1,669, shareholder services plan fees $16,346, chief compliance officer fees $2,812 and transfer agency per account fees $4,586.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $2,315,720 and $8,406,971, respectively.

At October 31, 2007, accumulated net unrealized appreciation on investments was $1,875,287, consisting of $2,123,742 gross unrealized appreciation and $248,455 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

At a meeting of the Board of Trustees of the fund held on July 24, 2007, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the fund and Dreyfus Premier Municipal Bond Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”). Holders of fund shares as of September 7, 2007 were asked to approve the Agreement on behalf of the fund at a special meeting of shareholders held on November 12, 2007.The Reorganization took place as of the close of business on November 27, 2007.

26

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

(the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was lower than the Performance Group median for each reported time period, and higher than the Performance Universe medians for three of the ten reported time periods, including the most recent one-year period. The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was equal to or higher than the Performance Group median for each reported time period, and higher than the

Performance Universe medians for the one-, two- and ten-year periods and lower for the other reported time periods.The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians during the applicable periods and the Manager’s efforts to improve performance. The Board members also received a presentation from one of the fund’s portfolio managers during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

28

Representatives of the manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the Manager’s efforts to improve the fund’s performance as discussed at the meeting, but concluded that it was necessary to continue to monitor the performance of the fund and its portfolio management team.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

NOTES

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series

SEMIANNUAL REPORT October 31, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
30	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Maryland Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased.Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

Municipal bonds encountered heightened volatility in July and August when credit concerns originating among sub-prime mortgages spread to other areas of the financial markets. A subsequent rebound offset a portion of the bond market’s previous losses, enabling the fund’s benchmark to post a mildly positive total return. The fund’s returns were driven primarily by its seasoned holdings of income-oriented securities and an average duration that was shorter than industry averages.

For the six-month period ended October 31, 2007, the Maryland Series achieved total returns of 0.78% for Class A shares, 0.52% for Class B shares and 0.39% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Maryland Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.13% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Maryland state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Woes Affected Municipal Bonds Despite Sound Credit Fundamentals

At the start of the reporting period, a moderate economic slowdown, mild inflation and robust investor demand had helped keep municipal bond prices within a relatively narrow range. However, market conditions changed dramatically in July and August, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors, which were attempting to raise cash for redemptions and margin calls.

The market subsequently rebounded as investors recognized that underlying fundamentals had not changed, but a flood of new supply in the early fall put downward pressure on prices when several states securitized their settlements of litigation with U.S. tobacco companies. As a result, municipal bond prices generally ended the reporting period lower than where they began.

Seasoned Holdings Weathered the Downturn Relatively Well

The fund’s holdings of seasoned Maryland municipal bonds, most of which were purchased at higher yields than are available today, con-

4

tributed positively to the fund’s performance. In addition, the fund generally benefited from its average duration, which was slightly shorter than industry averages.This duration posture helped the fund avoid the brunt of market turbulence, which was especially severe at the longer end of the market’s maturity range.

Although Maryland has been affected along with other states by a declining housing market and slower economic growth, its diversified economic base has enabled it to achieve a balanced budget and a relatively sound fiscal condition for most of its municipalities. Nonetheless, the supply of newly issued Maryland municipal bonds was ample during the reporting period.

Adapting to the New Market Environment

The Federal Reserve Board attempted to improve liquidity in the financial markets and forestall a potential recession by reducing key interest rates in August, September and October. In this more uncertain environment, we intend to adjust the fund’s composition by increasing its exposure to longer-term, income-oriented securities that, in our view, exhibit strong quality and liquidity characteristics.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Maryland Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.64	$ 7.31	$ 8.66
Ending value (after expenses)	$1,007.80	$1,005.20	$1,003.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.67	$ 7.35	$ 8.72
Ending value (after expenses)	$1,020.51	$1,017.85	$1,016.49

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.45% for Class B and 1.72%
for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)	Value ($)

Maryland—94.0%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,351,537
Anne Arundel County,
Special Obligation Revenue
(Arundel Mills Project)	5.13	7/1/21	1,000,000	1,069,430
Anne Arundel County,
Special Obligation Revenue
(National Business Park Project)	5.13	7/1/21	1,000,000	1,069,430
Anne Arundel County,
Special Obligation Revenue
(National Business Park Project)	5.13	7/1/23	1,125,000	1,196,865
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,250,737
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	565,000	610,545
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA)	5.00	7/1/23	1,355,000	1,425,799
Baltimore Board of School
Commissioners, School
System Revenue	5.00	5/1/16	1,500,000	1,596,240
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary’s University)	4.50	9/1/25	1,500,000	1,358,535
Gaithersburg,
Hospital Facilities Improvement
Revenue (Shady Grove Adventist
Hospital) (Insured; FSA)	6.50	9/1/12	8,855,000	9,563,666
Harford County,
MFHR (GMNA
Collateralized-Affinity
Old Post Apartments Projects)	5.00	11/20/25	1,460,000	1,466,205
Howard County,
COP	8.15	2/15/20	605,000	830,048
Howard County,
GO (Consolidated Public
Improvement Project)	5.00	8/15/19	1,000,000	1,062,490

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Howard County,
GO (Metropolitan District Project)	5.25	2/15/12	155,000 [a]	165,803
Howard County,
GO (Metropolitan District Project)	5.25	8/15/19	1,545,000	1,637,515
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.75	7/1/34	3,000,000	2,993,640
Maryland,
State and Local Facilities Loan	5.00	8/1/16	5,000,000	5,341,650
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.00	9/1/23	515,000	517,420
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.60	7/1/33	1,200,000	1,210,920
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single
Family Program)	4.95	4/1/15	4,575,000	4,697,427
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,745,000	1,761,281
Maryland Community Development
Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/24	1,610,000	1,618,613
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.80	9/1/32	3,000,000	2,896,380
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.95	9/1/38	1,245,000	1,215,108

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.85	9/1/47	4,175,000	3,884,545
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000	3,333,658
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,687,049
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000	10,023,749
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	5,000,000	5,356,200
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,137,274
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Frostburg
State University Project)	6.00	10/1/24	5,000,000	5,000,450
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	3,003,955
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000	937,400
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.00	6/1/13	1,260,000 [a]	1,415,408

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects) (Insured; CIFG)	5.00	6/1/25	2,770,000	2,890,661
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,821,750
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,807,295
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue
(Western Maryland Health
System Issue) (Insured; MBIA)	4.63	1/1/27	1,000,000	1,003,490
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/18	500,000	529,925
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/19	665,000	702,792
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/20	750,000	791,985
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/21	550,000	580,079
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Hospital Issue)	5.00	11/15/13	7,600,000 [a]	8,174,940

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	7,250,000	7,375,063
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins University Issue)	5.00	7/1/32	1,315,000	1,353,806
Maryland Health And Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	3,000,000	2,999,790
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County)	6.70	7/1/09	875,000	895,344
Maryland Health and Higher
Educational Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	6.00	7/1/12	2,000,000 [a]	2,211,180
Maryland Health and Higher
Educational Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	6.00	7/1/12	3,000,000 [a]	3,316,770
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; AMBAC)	5.00	7/1/24	1,000,000	1,035,370
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; FGIC)	7.00	7/1/22	4,510,000	5,735,953
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	501,225

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	1,200,000	1,154,388
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	532,986
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	5.50	5/1/20	420,000	426,313
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	6.00	5/1/35	1,000,000	1,022,690
Montgomery County,
Consolidated Public Improvement	5.25	10/1/15	2,000,000	2,137,640
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	519,800
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	3,088,407
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	13,050,053
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	696,272
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,495,000	2,455,604
Morgan State University,
Academic and Auxiliary Facilities
Fees Revenue (Insured; FGIC)	5.00	7/1/20	500,000	527,305
Morgan State University,
Academic and Auxiliary Facilities
Fees Revenue (Insured; FGIC)	5.00	7/1/22	1,000,000	1,049,680

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,460,284
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,269,788
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured; AMBAC)	5.50	4/1/15	7,000,000	7,492,520
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured; AMBAC)	5.50	4/1/16	8,000,000	8,526,000
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,835,560
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,281,550
Westminster,
Educational Facilities Revenue
(McDaniel College, Inc. Project)	5.00	11/1/22	1,200,000	1,232,376
U.S. Related—3.7%
Guam Waterworks Authority, Water
and Wastewater System Revenue	6.00	7/1/25	1,000,000	1,041,310
Puerto Rico Commonwealth,
Public Improvement (Insured; FSA)	5.13	7/1/30	1,970,000	2,050,928
Puerto Rico Infrastructure Financing
Authority, Special Tax Revenue	5.00	7/1/25	1,250,000	1,278,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	3,000,000	3,102,720
Total Long-Term Municipal Investments
(cost $193,517,133)				197,647,164

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.0%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Carroll County,
Revenue (Fairhaven and Copper
Ridge—Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
Group and Liquidity Facility;
Branch Banking and Trust Co.)
(cost $2,000,000)	5.50	11/7/07	2,000,000 [b]	2,000,000

Total Investments (cost $195,517,133)			98.7%	199,647,164

Cash and Receivables (Net)			1.3%	2,552,498

Net Assets			100.0%	202,199,662

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	42.6
AA	Aa		AA	33.7
A	A		A	9.9
BBB	Baa		BBB	3.1
BB	Ba		BB	4.5
F1	MIG1/P1		SP1/A1	1.0
Not Rated [c]	Not Rated [c]		Not Rated [c]	5.2
				100.0

†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	195,517,133	199,647,164
Cash		176,887
Interest receivable		2,760,436
Receivable for shares of Beneficial Interest subscribed		10,276
Prepaid expenses		13,973
		202,608,736

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		165,807
Payable for shares of Beneficial Interest redeemed		208,661
Interest payable—Note 2		1,092
Accrued expenses		33,514
		409,074

Net Assets ($)		202,199,662

Composition of Net Assets ($):
Paid-in capital		207,313,882
Accumulated undistributed investment income—net		245
Accumulated net realized gain (loss) on investments		(9,244,496)
Accumulated net unrealized appreciation
(depreciation) on investments		4,130,031

Net Assets ($)		202,199,662

See notes to financial statements.

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	183,507,419	14,988,231	3,704,012
Shares Outstanding	15,177,899	1,239,352	306,184

Net Asset Value Per Share ($)	12.09	12.09	12.10

The Fund 17

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	5,097,018
Expenses:
Management fee—Note 3(a)	567,984
Shareholder servicing costs—Note 3(c)	325,155
Distribution fees—Note 3(b)	58,198
Professional fees	15,144
Registration fees	12,423
Custodian fees—Note 3(c)	11,705
Prospectus and shareholders’ reports	8,690
Trustees’ fees and expenses—Note 3(d)	8,108
Interest expense—Note 2	1,092
Loan commitment fees—Note 2	1,001
Miscellaneous	13,614
Total Expenses	1,023,114
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(6,655)
Net Expenses	1,016,459
Investment Income—Net	4,080,559

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	338,107
Net unrealized appreciation (depreciation) on investments	(2,939,120)
Net Realized and Unrealized Gain (Loss) on Investments	(2,601,013)
Net Increase in Net Assets Resulting from Operations	1,479,546

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	4,080,559	8,480,985
Net realized gain (loss) on investments	338,107	153,379
Net unrealized appreciation
(depreciation) on investments	(2,939,120)	2,094,317
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,479,546	10,728,681

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,712,514)	(7,456,243)
Class B shares	(306,951)	(881,629)
Class C shares	(60,849)	(141,040)
Total Dividends	(4,080,314)	(8,478,912)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	6,702,545	10,428,304
Class B shares	19,069	325,292
Class C shares	150,558	176,749
Dividends reinvested:
Class A shares	2,829,909	5,665,930
Class B shares	210,490	591,464
Class C shares	39,845	85,868
Cost of shares redeemed:
Class A shares	(10,061,621)	(24,632,519)
Class B shares	(6,501,957)	(8,823,104)
Class C shares	(464,001)	(986,803)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,075,163)	(17,168,819)
Total Increase (Decrease) in Net Assets	(9,675,931)	(14,919,050)

Net Assets ($):
Beginning of Period	211,875,593	226,794,643
End of Period	202,199,662	211,875,593
Undistributed investment income—net	245	—

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class A [a]
Shares sold	554,130	853,914
Shares issued for dividends reinvested	234,631	463,509
Shares redeemed	(835,479)	(2,018,529)
Net Increase (Decrease) in Shares Outstanding	(46,718)	(701,106)

Class B [a]
Shares sold	1,581	26,617
Shares issued for dividends reinvested	17,445	48,392
Shares redeemed	(537,962)	(721,402)
Net Increase (Decrease) in Shares Outstanding	(518,936)	(646,393)

Class C
Shares sold	12,449	14,450
Shares issued for dividends reinvested	3,301	7,021
Shares redeemed	(38,225)	(80,644)
Net Increase (Decrease) in Shares Outstanding	(22,475)	(59,173)

[a]	During the period ended October 31, 2007, 286,685 Class B shares representing $3,465,499 were automatically converted to 286,685 Class A shares and during the period ended April 30, 2007, 2,629,390 Class B shares representing $214,844 were automatically converted to 214,883 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	12.24	12.12	12.36	12.12	12.37	11.82
Investment Operations:
Investment income—net [a]	.24	.48	.48	.48	.51	.55
Net realized and unrealized
gain (loss) on investments	(.15)	.12	(.24)	.24	(.25)	.55
Total from Investment Operations	.09	.60	.24	.72	.26	1.10
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.48)	(.48)	(.51)	(.55)
Dividends from net realized
gain on investments	—	—	(.00)[b]	—	—	(.00)[b]
Total Distributions	(.24)	(.48)	(.48)	(.48)	(.51)	(.55)
Net asset value, end of period	12.09	12.24	12.12	12.36	12.12	12.37

Total Return (%) [c]	.78[d]	5.04	1.96	6.03	2.12	9.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[e]	.91	.91	.93	.92	.93
Ratio of net expenses
to average net assets	.92[e]	.91	.91	.93	.92	.93
Ratio of net investment income
to average net assets	4.01[e]	3.94	3.87	3.90	4.15	4.53
Portfolio Turnover Rate	7.21[d]	5.67	14.38	4.33	20.40	32.27

Net Assets, end of period
($ x 1,000)	183,507	186,327	192,953	202,323	213,004	234,408

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	12.24	12.12	12.36	12.12	12.37	11.83
Investment Operations:
Investment income—net [a]	.21	.42	.41	.42	.45	.49
Net realized and unrealized
gain (loss) on investments	(.15)	.12	(.24)	.24	(.25)	.54
Total from Investment Operations	.06	.54	.17	.66	.20	1.03
Distributions:
Dividends from
investment income—net	(.21)	(.42)	(.41)	(.42)	(.45)	(.49)
Dividends from net realized
gain on investments	—	—	(.00)[b]	—	—	(.00)[b]
Total Distributions	(.21)	(.42)	(.41)	(.42)	(.45)	(.49)
Net asset value, end of period	12.09	12.24	12.12	12.36	12.12	12.37

Total Return (%) [c]	.52[d]	4.51	1.43	5.49	1.61	8.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46[e]	1.41	1.42	1.43	1.42	1.44
Ratio of net expenses
to average net assets	1.45[e]	1.41	1.42	1.43	1.42	1.44
Ratio of net investment income
to average net assets	3.48[e]	3.43	3.35	3.40	3.65	4.01
Portfolio Turnover Rate	7.21[d]	5.67	14.38	4.33	20.40	32.27

Net Assets, end of period
($ x 1,000)	14,988	21,524	29,140	37,811	50,140	57,892

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

22

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	12.25	12.12	12.37	12.12	12.38	11.83
Investment Operations:
Investment income—net [a]	.19	.39	.38	.39	.41	.46
Net realized and unrealized
gain (loss) on investments	(.14)	.13	(.25)	.25	(.26)	.55
Total from Investment Operations	.05	.52	.13	.64	.15	1.01
Distributions:
Dividends from
investment income—net	(.20)	(.39)	(.38)	(.39)	(.41)	(.46)
Dividends from net realized
gain on investments	—	—	(.00)[b]	—	—	(.00)[b]
Total Distributions	(.20)	(.39)	(.38)	(.39)	(.41)	(.46)
Net asset value, end of period	12.10	12.25	12.12	12.37	12.12	12.38

Total Return (%) [c]	.39[d]	4.33	1.09	5.31	1.26	8.66

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72[e]	1.67	1.69	1.69	1.68	1.70
Ratio of net expenses
to average net assets	1.72[e]	1.67	1.69	1.69	1.68	1.70
Ratio of net investment income
to average net assets	3.23[e]	3.18	3.10	3.14	3.37	3.74
Portfolio Turnover Rate	7.21[d]	5.67	14.38	4.33	20.40	32.27

Net Assets, end of period
($ x 1,000)	3,704	4,025	4,702	5,650	6,185	6,128

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers ten series including the Maryland Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares,except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

24

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

26

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $9,582,603 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $827,067 of the carryover expires in fiscal 2011, $1,838,009 expires in fiscal 2012 and $6,917,527 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was as follows: tax exempt income $8,478,912. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2007 was approximately $20,000, with a related weighted average annualized interest rate of 5.46% .

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $1,988 from commissions earned on sales of the fund’s Class A shares and $18,888 and $392 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $44,050 and $14,148, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $231,434, $22,025 and $4,716, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

28

During the period ended October 31, 2007, the fund was charged $34,582 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $7,854. Prior to becoming an affiliate,The Bank of New York was paid $3,851 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,388, Rule 12b-1 distribution plan fees $8,753, shareholder services plan fees $42,904, custodian fees $5,619, chief compliance officer fees $2,812 and transfer agency per account fees $11,331.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $14,598,094 and $21,703,395, respectively.

At October 31, 2007, accumulated net unrealized appreciation on investments was $4,130,031, consisting of $6,030,438 gross unrealized appreciation and $1,900,407 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds

30

(the “Performance Group”) and to a broader group of funds, (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was equal to or higher than the Performance Group median for each reported time period, except the one-year period ended May 31, 2005, when it was slightly lower than the median.The Board noted that the fund’s yield performance was higher than the Performance Universe median for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was equal to or higher than the Performance Group and Performance Universe medians for each reported time period except the ten-year period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee was higher than the Expense Group and Expense Universe medians.The Board noted that the fund’s total expense ratio was equal to the Expense Group median and slightly higher than the Expense Universe median.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series

SEMIANNUAL REPORT October 31, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
35	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Massachusetts Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income mar-kets.While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

2

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

Municipal bonds encountered heightened volatility in July and August when credit concerns originating among sub-prime mortgages spread to other areas of the financial markets. A subsequent rebound offset a portion of the bond market’s previous losses, enabling the fund’s benchmark to post a mildly positive total return. The fund’s returns were driven primarily by its seasoned holdings of income-oriented securities and an average duration that was shorter than industry averages.

For the six-month period ended October 31, 2007, the Massachusetts Series achieved total returns of 0.71% for Class A shares, 0.43% for Class B shares, 0.33% for Class C shares and 0.82% for Class Z shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Massachusetts Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.48% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Massachusetts state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Massachusetts state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Woes Affected Municipal Bonds Despite Sound Credit Fundamentals

At the start of the reporting period, a moderate economic slowdown, mild inflation and robust investor demand had helped keep municipal bond prices within a relatively narrow range. However, market conditions changed dramatically in July and August, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors. Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors, which were attempting to raise cash for redemptions and margin calls.

The market subsequently rebounded as investors recognized that underlying fundamentals had not changed, but a flood of new supply in the early fall put downward pressure on prices when several states securitized their settlements of litigation with U.S. tobacco companies. As a result, municipal bond prices generally ended the reporting period lower than where they began.

Seasoned Holdings Weathered the Downturn Relatively Well

The fund’s holdings of seasoned Massachusetts municipal bonds, most of which were purchased at higher yields than are available today, contributed positively to the fund’s performance. In addition, the fund generally benefited from its average duration, which had contracted to a relatively short position when the fund absorbed the assets of Dreyfus Massachusetts Intermediate Municipal Bond Fund in the spring. The addition of intermediate-term bonds helped the fund avoid the brunt of market turbulence, which was especially severe at the longer end of the market’s maturity range.

Although Massachusetts has been affected along with other states by a declining housing market and slower economic growth, its diversified economic base has enabled it to achieve a balanced budget and a relatively sound fiscal condition for most of its municipalities. Nonetheless, the supply of newly issued Massachusetts municipal bonds was ample during the reporting period.

Adapting to the New Market Environment

The Federal Reserve Board attempted to improve liquidity in the financial markets and forestall a potential recession by reducing key interest rates in August, September and October.Accordingly, we intend to adjust the fund’s composition by gradually reducing its holdings of lower-yielding intermediate-term bonds and increasing its exposure to longer-term, income-oriented securities that, in our view, exhibit strong quality and liquidity characteristics.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Massachusetts Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.59	$ 7.41	$ 8.46	$ 3.48
Ending value (after expenses)	$1,007.10	$1,004.30	$1,003.30	$1,008.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.62	$ 7.46	$ 8.52	$ 3.51
Ending value (after expenses)	$1,020.56	$1,017.75	$1,016.69	$1,021.67

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.47% for Class B, 1.68%
forClass C and .69% for Class Z; multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)	Value ($

Massachusetts—86.4%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000	2,046,996
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000	2,136,145
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000	2,240,858
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000	2,350,807
Boston	5.75	2/1/10	1,000,000 [a]	1,050,100
Boston	5.75	2/1/10	3,945,000 [a]	4,142,644
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,844,255
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor Electric
Energy Company Project)	7.38	5/15/15	1,640,000	1,653,038
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,120,320
Brookline	5.25	4/1/20	3,860,000	4,031,847
Fall River
(Insured; MBIA)	5.25	6/1/10	1,000,000	1,011,410
Greater Lawrence Sanitation
District, GO (Insured; MBIA)	5.75	6/15/10	1,425,000 [a]	1,520,760
Holliston
(Insured; MBIA)	5.25	4/1/20	1,655,000	1,768,119
Holyoke Gas and Electric
Department, Revenue
(Insured; MBIA)	5.38	12/1/15	1,245,000	1,342,583
Hopkinton	5.00	9/1/17	1,735,000	1,830,477
Hopkinton	5.00	9/1/18	1,735,000	1,820,640
Hopkinton	5.00	9/1/19	1,735,000	1,820,640
Hopkinton	5.00	9/1/20	1,735,000	1,820,640
Marblehead	5.00	8/15/23	1,835,000	1,925,796
Marblehead	5.00	8/15/24	1,925,000	2,017,920
Massachusetts	5.25	8/1/22	2,650,000	2,942,639
Massachusetts	4.14	11/1/25	5,000,000 [b]	4,851,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts
(Insured; AMBAC)	6.00	8/1/10	1,500,000	1,600,050
Massachusetts
(Insured; FSA)	5.25	9/1/23	1,000,000	1,116,170
Massachusetts,
Consolidated Loan	5.00	3/1/15	60,000 [a]	65,067
Massachusetts,
Consolidated Loan (Insured; FSA)	5.13	3/1/12	3,000,000 [a]	3,189,960
Massachusetts,
Consolidated Loan (Insured; MBIA)	5.38	8/1/12	1,000,000 [a]	1,079,750
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000	1,043,130
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000	1,030,110
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,334,829
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,225,080
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	905,000 [a]	946,938
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	3,000,000 [a]	3,139,020
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,532,648
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	590,000	609,352
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000 [a]	1,063,360
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000	1,085,200
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA)	5.50	7/1/27	3,000,000	3,454,830
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	0.00	5/1/26	5,385,000	2,330,036

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,325,000	1,366,194
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000	2,002,707
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	1,103,586
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 [a]	2,155,760
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/13	1,000,000 [a]	1,150,600
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000	5,205,700
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	660,828
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,636,125
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	2,500,850
Massachusetts Development Finance
Agency, RRR (Ogden
Haverhill Project)	5.50	12/1/19	1,200,000	1,221,216
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA)	5.63	1/1/14	2,000,000	2,154,000
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,961,280

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	445,000	448,507
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,466,078
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	320,000	322,742
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	5,000,000	4,895,150
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA)	5.13	12/1/14	475,000	475,960
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,485,000	1,612,458
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	5,100,000	5,403,756
Massachusetts Health and
Educational Facilities Authority,
Revenue (Community College
Program) (Insured; AMBAC)	5.25	10/1/26	2,845,000	2,943,067
Massachusetts Health and
Educational Facilities Authority,
Revenue (Hallmark Health
System Issue) (Insured; FSA)	5.25	7/1/10	2,055,000	2,096,963
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
Pilgrim Health Care Issue)
(Insured; FSA)	5.25	7/1/11	1,675,000	1,705,519
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.00	7/1/10	2,500,000 [a]	2,686,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	3,075,140
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/35	1,030,000	1,068,244
Massachusetts Health and
Educational Facilities Authority,
Revenue (Massachusetts
Institute of Technology Issue)	5.25	7/1/33	5,000,000	5,653,700
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/12	2,250,000 [a]	2,544,300
Massachusetts Health and
Educational Facilities
Authority, Revenue (New
England Medical Center
Hospitals Issue) (Insured; FGIC)	5.38	5/15/12	1,950,000 [a]	2,099,214
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	1,290,000 [a]	1,400,127
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/11	1,100,000 [a]	1,203,290
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000	1,648,227
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000	48,796
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/20	1,200,000	1,227,540

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000	63,926
Massachusetts Health and Educational
Facilities Authority, Revenue
(Partners HealthCare System Issue)	5.00	7/1/47	5,000,000	4,980,800
Massachusetts Health and Educational
Facilities Authority, Revenue
(Partners HealthCare System
Issue) (Insured; MBIA)	5.13	7/1/11	1,000,000	1,011,230
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,117,006
Massachusetts Health and Educational
Facilities Authority, Revenue
(The Schepens Eye Research
Institute, Inc. Issue) (Insured; ACA)	6.50	7/1/28	2,100,000	2,225,223
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/17	1,700,000	1,919,317
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,840,605
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	2/15/30	2,000,000	2,055,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,906,143
Massachusetts Health and
Educational Facilities Authority,
Revenue (UMass Memorial Issue)	5.00	7/1/33	1,070,000	1,021,561
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; MBIA)	5.40	6/1/20	345,000	349,471

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,620,000	1,626,691
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,250,000	1,255,163
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	1,990,880
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	2,000,000	2,028,460
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	2,000,000	2,015,780
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	2,988,510
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,180,000	2,171,585
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	2,020,200
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.60	12/1/19	2,000,000	2,044,860
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,830,176
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear Project
Number 4 Issue) (Insured; MBIA)	5.25	7/1/14	2,000,000	2,137,340
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,166,053
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.20	8/1/11	1,000,000 [a]	1,067,070
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,500,000	1,635,510
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/26	2,000,000	2,158,980
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000	1,209,909

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,304,834
Pittsfield
(Insured; MBIA)	5.13	4/15/22	1,500,000	1,591,515
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,500,000 [a]	1,587,075
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,000,000 [a]	1,058,050
Sandwich
(Insured; MBIA)	5.00	7/15/19	1,000,000	1,073,060
Springfield,
Municipal Purpose Loan
(Insured; FGIC)	5.00	8/1/11	1,000,000 [a]	1,061,560
Triton Regional School District
(Insured; FGIC)	5.25	4/1/19	1,420,000	1,501,806
Triton Regional School District
(Insured; FGIC)	5.25	4/1/20	1,420,000	1,501,806
Westfield
(Insured; FGIC)	6.50	5/1/10	1,750,000 [a]	1,894,393
U.S. Related—11.6%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 [a]	2,120,580
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 [a]	2,120,580
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	2,020,000	2,019,939
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,247,191
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	321,650
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,565,130

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	2,000,000	2,075,280
Puerto Rico Commonwealth,
Public Improvement (Insured; FSA)	5.25	7/1/14	1,000,000	1,093,560
Puerto Rico Commonwealth,
Public Improvement
(Insured; XLCA)	5.25	7/1/17	1,460,000	1,613,052
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/31	2,000,000	2,030,080
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	1,803,913
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,000,000	1,134,200
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,129,995
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,290,894
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	3,000,000	3,102,720
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	525,000	538,340
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	507,930
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,017,140
Total Long-Term Municipal Investments
(cost $226,838,421)				234,423,010

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Variable rate security—interest rate subject to periodic change.
[c] Securities payable on demand.Variable interest rate—subject to periodic change.

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.4%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)
(cost $1,000,000)	3.57	11/1/07	1,000,000 [c]	1,000,000

Total Investments (cost $227,838,421)			98.4%	235,423,010
Cash and Receivables (Net)			1.6%	3,918,074
Net Assets			100.0%	239,341,084

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	48.8
AA	Aa		AA	32.4
A	A		A	6.8
BBB	Baa		BBB	10.2
F1	MIG1/P1		SP1/A1	.4
Not Rated [d]	Not Rated [d]		Not Rated [d]	1.4
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	227,838,421	235,423,010
Cash		612,611
Interest receivable		3,533,437
Receivable for shares of Beneficial Interest subscribed		28,280
Prepaid expenses		17,929
		239,615,267

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		146,353
Payable for shares of Beneficial Interest redeemed		90,400
Accrued expenses		37,430
		274,183

Net Assets ($)		239,341,084

Composition of Net Assets ($):
Paid-in capital		231,481,525
Accumulated undistributed investment income—net		7,752
Accumulated net realized gain (loss) on investments		267,218
Accumulated net unrealized appreciation
(depreciation) on investments		7,584,589

Net Assets ($)		239,341,084

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	46,742,688	3,505,242	3,314,495	185,778,659
Shares Outstanding	4,059,466	304,743	287,621	16,135,719

Net Asset Value Per Share ($)	11.51	11.50	11.52	11.51

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	5,916,472
Expenses:
Management fee—Note 3(a)	663,807
Shareholder servicing costs—Note 3(c)	176,875
Distribution fees—Note 3(b)	21,540
Registration fees	16,434
Custodian fees—Note 3(c)	15,109
Professional fees	12,035
Prospectus and shareholders’ reports	8,356
Trustees’ fees and expenses—Note 3(d)	2,095
Loan commitment fees—Note 2	1,011
Miscellaneous	15,883
Total Expenses	933,145
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(13,113)
Net Expenses	920,032
Investment Income—Net	4,996,440

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(107,844)
Net unrealized appreciation (depreciation) on investments	(3,033,345)
Net Realized and Unrealized Gain (Loss) on Investments	(3,141,189)
Net Increase in Net Assets Resulting from Operations	1,855,251

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	4,996,440	8,002,146
Net realized gain (loss) on investments	(107,844)	608,753
Net unrealized appreciation
(depreciation) on investments	(3,033,345)	3,268,186
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,855,251	11,879,085

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(941,086)	(2,009,918)
Class B shares	(63,000)	(157,804)
Class C shares	(53,393)	(127,689)
Class Z shares	(3,931,209)	(5,676,900)
Net realized gain on investments:
Class A shares	—	(140,838)
Class B shares	—	(12,166)
Class C shares	—	(10,772)
Class Z shares	—	(365,469)
Total Dividends	(4,988,688)	(8,501,556)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,744,573	6,044,925
Class B shares	3	19,823
Class C shares	254,101	242,638
Class Z shares	3,024,237	4,249,546
Net assets received in connection with
reorganization—Note 1	—	61,190,890

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	673,526	1,538,233
Class B shares	35,284	94,674
Class C shares	36,963	88,733
Class Z shares	2,983,254	4,480,017
Cost of shares redeemed:
Class A shares	(6,067,522)	(8,930,354)
Class B shares	(373,823)	(1,457,492)
Class C shares	(451,081)	(1,323,315)
Class Z shares	(13,499,315)	(14,091,868)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,639,800)	52,146,450
Total Increase (Decrease) in Net Assets	(12,773,237)	55,523,979

Net Assets ($):
Beginning of Period	252,114,321	196,590,342
End of Period	239,341,084	252,114,321
Undistributed investment income—net	7,752	—

Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class A [a]
Shares sold	324,445	519,032
Shares issued for dividends reinvested	58,608	131,940
Shares redeemed	(528,834)	(765,038)
Net Increase (Decrease) in Shares Outstanding	(145,781)	(114,066)

Class B [a]
Shares sold	—	1,702
Shares issued for dividends reinvested	3,075	8,123
Shares redeemed	(32,530)	(125,102)
Net Increase (Decrease) in Shares Outstanding	(29,455)	(115,277)

Class C
Shares sold	22,041	20,734
Shares issued for dividends reinvested	3,214	7,597
Shares redeemed	(39,288)	(113,868)
Net Increase (Decrease) in Shares Outstanding	(14,033)	(85,537)

Class Z
Shares sold	263,045	364,842
Shares issued in connection with reorganization—Note 1	—	5,383,966
Shares issued for dividends reinvested	259,654	383,788
Shares redeemed	(1,168,625)	(1,208,407)
Net Increase (Decrease) in Shares Outstanding	(645,926)	4,924,189

[a]	During the period ended October 31, 2007, 18,547 Class B shares representing $212,992, were automatically converted to 18,531 Class A shares and during the period ended April 30, 2007, 40,513 Class B shares representing $474,253 were automatically converted to 40,467 Class A shares.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	11.66	11.56	11.87	11.50	11.80	11.30
Investment Operations:
Investment income—net [a]	.23	.47	.46	.46	.46	.50
Net realized and unrealized
gain (loss) on investments	(.15)	.12	(.29)	.39	(.21)	.50
Total from Investment Operations	.08	.59	.17	.85	.25	1.00
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.46)	(.46)	(.46)	(.50)
Dividends from net realized
gain on investments	—	(.03)	(.02)	(.02)	(.09)	—
Total Distributions	(.23)	(.49)	(.48)	(.48)	(.55)	(.50)
Net asset value, end of period	11.51	11.66	11.56	11.87	11.50	11.80

Total Return (%) [b]	.71[c]	5.23	1.48	7.54	2.15	9.04

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.92	.92	.97	.99	.98
Ratio of net expenses
to average net assets	.91[d]	.92	.92	.97	.99	.98
Ratio of net investment income
to average net assets	3.99[d]	3.99	3.92	3.96	3.94	4.35
Portfolio Turnover Rate	13.01[c]	30.97	34.00	43.92	46.61	70.83

Net Assets, end of period
($ x 1,000)	46,743	49,034	49,913	51,884	50,624	56,826

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	11.65	11.54	11.86	11.50	11.80	11.29
Investment Operations:
Investment income—net [a]	.20	.40	.40	.40	.40	.44
Net realized and unrealized
gain (loss) on investments	(.15)	.14	(.30)	.38	(.21)	.51
Total from Investment Operations	.05	.54	.10	.78	.19	.95
Distributions:
Dividends from
investment income—net	(.20)	(.40)	(.40)	(.40)	(.40)	(.44)
Dividends from net realized
gain on investments	—	(.03)	(.02)	(.02)	(.09)	—
Total Distributions	(.20)	(.43)	(.42)	(.42)	(.49)	(.44)
Net asset value, end of period	11.50	11.65	11.54	11.86	11.50	11.80

Total Return (%) [b]	.43[c]	4.77	.86	6.89	1.62	8.58

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.49[d]	1.45	1.45	1.49	1.51	1.48
Ratio of net expenses
to average net assets	1.47[d]	1.45	1.45	1.49	1.51	1.48
Ratio of net investment income
to average net assets	3.44[d]	3.47	3.39	3.44	3.41	3.80
Portfolio Turnover Rate	13.01[c]	30.97	34.00	43.92	46.61	70.83

Net Assets, end of period
($ x 1,000)	3,505	3,893	5,188	6,239	6,990	6,944

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	11.67	11.56	11.88	11.51	11.82	11.31
Investment Operations:
Investment income—net [a]	.19	.38	.37	.37	.38	.41
Net realized and unrealized
gain (loss) on investments	(.15)	.14	(.30)	.39	(.23)	.52
Total from Investment Operations	.04	.52	.07	.76	.15	.93
Distributions:
Dividends from
investment income—net	(.19)	(.38)	(.37)	(.37)	(.37)	(.42)
Dividends from net realized
gain on investments	—	(.03)	(.02)	(.02)	(.09)	—
Total Distributions	(.19)	(.41)	(.39)	(.39)	(.46)	(.42)
Net asset value, end of period	11.52	11.67	11.56	11.88	11.51	11.82

Total Return (%) [b]	.33[c]	4.53	.64	6.74	1.29	8.31

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.67	1.66	1.72	1.74	1.71
Ratio of net expenses
to average net assets	1.68[d]	1.67	1.66	1.71	1.74	1.71
Ratio of net investment income
to average net assets	3.24[d]	3.24	3.18	3.20	3.15	3.50
Portfolio Turnover Rate	13.01[c]	30.97	34.00	43.92	46.61	70.83

Net Assets, end of period
($ x 1,000)	3,314	3,520	4,478	4,214	3,680	2,532

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

	Six Months Ended October 31, 2007

			Year Ended April 30,

Class Z Shares	(Unaudited)	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	11.66	11.55	11.87	11.88
Investment Operations:
Investment income—net [b]	.24	.48	.48	.25
Net realized and unrealized
gain (loss) on investments	(.15)	.15	(.30)	.01
Total from Investment Operations	.09	.63	.18	.26
Distributions:
Dividends from investment income—net	(.24)	(.49)	(.48)	(.25)
Dividends from net realized
gain on investments	—	(.03)	(.02)	(.02)
Total Distributions	(.24)	(.52)	(.50)	(.27)
Net asset value, end of period	11.51	11.66	11.55	11.87

Total Return (%)	.82[c]	5.54	1.56	2.23[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	.71	.76	.77[d]
Ratio of net expenses to average net assets	.69[d]	.71	.75	.76[d]
Ratio of net investment income
to average net assets	4.21[d]	4.20	4.09	4.07[d]
Portfolio Turnover Rate	13.01[c]	30.97	34.00	43.92

Net Assets, end of period ($ x 1,000)	185,779	195,667	137,011	147,338

[a]	From October 20, 2004 (commencement of initial offering) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series including the Massachusetts Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

As of the close of business on April 24, 2007, pursuant to an Agreement and Plan of reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Massachusetts Intermediate Municipal Bond Fund were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Dreyfus Massachusetts Intermediate Municipal Bond Fund received Class Z shares of the fund, in a amount equal to the aggregate net asset value of their investment in Dreyfus Massachusetts Intermediate Municipal Bond Fund at the time of the exchange.The fund’s net asset value on the close of business on April 24, 2007 was $11.66 per share for class Z shares, and a total of 5,383,966 Class Z shares representing net assets of $62,789,389 (including $1,598,499 net unrealized depreciation on investments) were issued to shareholders of Dreyfus Massachusetts Intermediate Municipal Bond Fund in the exchange.The exchange was a tax-free event to Dreyfus Massachusetts Intermediate Municipal Bond Fund shareholders.

MBSC Securities Corporation the (“Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus Massachusetts Tax Exempt Bond Fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007, were as follows: tax exempt income $7,972,311, ordinary income $94,568 and long-term capital gains $434,677.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $542 from commissions earned on sales of the fund’s Class A shares and $3,311 from CDSC on redemptions of the fund’s Class B shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $9,161 and $12,379, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $59,064, $4,581, and $4,126, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2007, Class Z shares were charged $39,482 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $40,962 pursuant to the transfer agency agreement.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under The fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $8,007. Prior to becoming an affiliate,The Bank of New York was paid $7,102 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $111,479, Rule 12b-1 distribution plan fees $3,593, shareholders services plan fees $11,616, chief compliance officer fees $2,812, custodian fees $4,041 and transfer agency per account fees $12,812.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $30,935,083 and $41,000,407, respectively.

At October 31, 2007, accumulated net unrealized appreciation on investments was $7,584,589, consisting of $8,559,701 gross unrealized appreciation and $975,112 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to broader group of funds (the

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

“Performance Universe”), selected Lipper.The Board had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998 - 2007) was equal to or higher than the Performance Group medians for the one-year periods ended May 31, 1998, 1999, 2000 and 2007 and lower for the other reported time periods, and that the fund’s yield performance was higher than the Performance Universe median for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was higher than the Performance Group median for each reported time period, except the two-year period, when it was lower, and higher than the Performance Universe median for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier State
Municipal Bond Fund,
Michigan Series

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Michigan Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased.Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

Municipal bonds encountered heightened volatility in July and August when credit concerns originating among sub-prime mortgages spread to other areas of the financial markets. A subsequent rebound offset a portion of the bond market’s previous losses, enabling the fund’s benchmark to post a mildly positive total return. The fund’s returns were driven primarily by its seasoned holdings of income-oriented securities and an emphasis on higher-quality securities.

For the six-month period ended October 31, 2007, the Michigan Series achieved total returns of 0.55% for Class A shares, 0.31% for Class B shares and 0.24% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition,the fund is reported in the Lipper Michigan Municipal Debt Funds category,and the average total return for all funds reported in this category was 0.41% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Michigan state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Michigan state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Woes Affected Municipal Bonds Despite Sound Credit Fundamentals

At the start of the reporting period, a moderate economic slowdown, steady short-term interest rates and robust investor demand had helped keep municipal bond prices within a relatively narrow range. However, market conditions changed dramatically in July and August, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors, which were attempting to raise cash for redemptions and margin calls.

The market subsequently rebounded as investors recognized that underlying fundamentals had not changed, but a flood of new supply in the early fall put downward pressure on prices when several states securitized their settlements of litigation with U.S. tobacco companies. As a result, municipal bond prices generally ended the reporting period lower than where they began.

Seasoned Holdings Weathered the Downturn Relatively Well

The fund’s holdings of seasoned Michigan municipal bonds, most of which were purchased at higher yields than are available today, con-

4

tributed positively to the fund’s performance.The fund also generally benefited from our attempts to reduce its exposure to bonds that tend to be more sensitive to challenging state and local economic conditions. On the other hand, the fund’s relatively long average duration detracted somewhat from performance, as volatility was especially severe at the longer end of the market’s maturity range.

Michigan has been relatively severely affected by declining housing markets and slower economic growth, primarily due to its dependence on the troubled automobile industry. We have continued to carefully monitor the state’s fiscal health, and our credit analysts pay close attention to the financial strength of the issuers whose bonds reside in the fund’s portfolio.

Adapting to the New Market Environment

The Federal Reserve Board attempted to improve liquidity in the financial markets and forestall a potential recession by reducing key interest rates in August, September and October. In this more uncertain environment, we intend to continue our efforts to upgrade the fund’s holdings with longer-term, income-oriented securities that, in our view, exhibit strong quality and liquidity characteristics.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Michigan residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Michigan Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 6.00	$ 9.06	$ 9.71
Ending value (after expenses)	$1,005.50	$1,003.10	$1,002.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 6.04	$ 9.12	$ 9.78
Ending value (after expenses)	$1,019.15	$1,016.09	$1,015.43

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.80% for Class B and 1.93%
for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—103.4%	Rate (%)	Date	Amount ($)	Value ($)

Michigan—101.5%
Allegan Hospital Finance
Authority, HR (Allegan
General Hospital)	6.88	11/15/17	4,460,000	4,661,726
Allen Park Public Schools,
GO—Unlimited Tax (Insured; FSA)	4.25	5/1/33	500,000	469,315
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/14	8,000,000	6,211,920
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	3,800,000	2,200,124
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 [a]	4,337,160
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,176,768
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	1,181,259
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,173,130
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	3,500,000	3,597,300
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,515,000	2,583,559
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,846,260
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 [a]	3,157,920
Huron Valley School District,
GO—Unlimited Tax (Insured; FGIC)	0.00	5/1/18	6,270,000	4,013,991
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,298,640
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	2,000,000	2,152,820

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Higher Education
Facilities Authority, LOR
(Hillsdale College Project)	5.00	3/1/35	1,200,000	1,203,792
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,587,201
Michigan Hospital Finance
Authority, HR (Detroit
Medical Center)	8.13	8/15/12	75,000	75,104
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	1,000,000	993,960
Michigan Hospital Finance Authority,
Revenue (Trinity Health Credit
Group) (Insured; AMBAC)	6.00	12/1/27	3,500,000	3,732,225
Michigan Housing Development
Authority, Limited Obligation MFHR
(Deaconess Tower Apartments)
(Collateralized; GNMA)	5.25	2/20/48	1,270,000	1,273,632
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; FSA)	5.20	10/1/42	2,500,000	2,510,000
Michigan Municipal Bond Authority,
Clean Water Revolving
Fund Revenue	5.38	10/1/21	10,200,000 [b,c]	10,930,524
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	721,903
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	1,000,000	1,023,810
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,288,650
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,400,000	2,399,544
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	3,003,060

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; FGIC)	6.95	9/1/22	2,000,000	2,568,700
Oakland County Economic
Development Corporation,
Development Revenue (Orchard
Lake Schools Project)	5.00	9/1/37	2,000,000	1,984,540
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/31	3,170,000	3,290,840
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,452,173
Stockbridge Community Schools,
School Building and Site Bonds
(GO—Unlimited Tax)	5.50	5/1/10	600,000 [a]	629,586
Sturgis Public School District,
School Building and Site Bonds
(GO—Unlimited Tax)	5.63	5/1/10	5,085,000 [a]	5,350,844
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,411,440
Wayne County Airport Authority,
Revenue (Detroit Metropolitan
Wayne County Airport)
(Insured; MBIA)	5.25	12/1/25	2,500,000	2,596,600
U.S. Related—1.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	321,650
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc. Project)	6.30	6/1/23	1,410,000	1,409,873
Total Long-Term
Municipal Investments
(cost $90,202,283)				95,821,543

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.8%	Rate (%)	Date	Amount ($)	Value ($)

Michigan;
Michigan Strategic Fund,
LOR (Detroit Symphony
Orchestra Project) (LOC;
ABN-AMRO) (cost $700,000)	3.55	11/1/07	700,000 [d]	700,000

Total Investments (cost $90,902,283)			104.2%	96,521,543
Liabilities, Less Cash and Receivables			(4.2%)	(3,860,955)
Net Assets			100.0%	92,660,588

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, this security amounted to $10,930,524 or 11.8% of net assets.
[c] Collateral for floating rate borrowings.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

10

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	53.4
AA	Aa		AA	6.6
A	A		A	11.3
BBB	Baa		BBB	9.6
BB	Ba		BB	4.2
B	B		B	1.5
F1	MIG1/P1		SP1/A1	.8
Not Rated [e]	Not Rated [e]		Not Rated [e]	12.6
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	90,902,283	96,521,543
Cash		114,877
Interest receivable		1,567,857
Receivable for shares of Beneficial Interest subscribed		4,661
Prepaid expenses		11,977
		98,220,915

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		79,151
Payable for floating rate notes issued—Note 4		5,100,000
Payable for shares of Beneficial Interest redeemed		316,592
Interest and related expense payable		17,036
Accrued expenses		47,548
		5,560,327

Net Assets ($)		92,660,588

Composition of Net Assets ($):
Paid-in capital		87,205,604
Accumulated undistributed investment income—net		397
Accumulated net realized gain (loss) on investments		(164,673)
Accumulated net unrealized appreciation
(depreciation) on investments		5,619,260

Net Assets ($)		92,660,588

See notes to financial statements.

The Fund 13

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	86,678,755	1,696,966	4,284,867
Shares Outstanding	5,804,086	113,652	286,845

Net Asset Value Per Share ($)	14.93	14.93	14.94

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	2,582,333
Expenses:
Management fee—Note 3(a)	260,695
Shareholder servicing costs—Note 3(c)	151,536
Interest and related expense	104,526
Distribution fees—Note 3(b)	20,664
Professional fees	13,100
Registration fees	11,067
Prospectus and shareholders’ reports	10,430
Custodian fees—Note 3(c)	8,405
Trustees’ fees and expenses—Note 3(d)	4,080
Loan commitment fees—Note 2	465
Miscellaneous	9,022
Total Expenses	593,990
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(9,408)
Net Expenses	584,582
Investment Income—Net	1,997,751

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(189,455)
Net unrealized appreciation (depreciation) on investments	(1,320,557)
Net Realized and Unrealized Gain (Loss) on Investments	(1,510,012)
Net Increase in Net Assets Resulting from Operations	487,739

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	1,997,751	4,185,132
Net realized gain (loss) on investments	(189,455)	615,006
Net unrealized appreciation
(depreciation) on investments	(1,320,557)	809,868
Net Increase (Decrease) in Net Assets
Resulting from Operations	487,739	5,610,006

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,887,956)	(3,903,982)
Class B shares	(34,690)	(108,672)
Class C shares	(74,708)	(171,716)
Net realized gain on investments:
Class A shares	—	(117,435)
Class B shares	—	(3,433)
Class C shares	—	(6,281)
Total Dividends	(1,997,354)	(4,311,519)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,971,703	3,699,124
Class B shares	683	4,119
Class C shares	226,493	395,433
Dividends reinvested:
Class A shares	1,250,760	2,627,725
Class B shares	15,945	55,532
Class C shares	44,083	113,552
Cost of shares redeemed:
Class A shares	(6,358,401)	(13,116,836)
Class B shares	(453,025)	(1,861,070)
Class C shares	(229,932)	(1,867,816)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,531,691)	(9,950,237)
Total Increase (Decrease) in Net Assets	(5,041,306)	(8,651,750)

Net Assets ($):
Beginning of Period	97,701,894	106,353,644
End of Period	92,660,588	97,701,894
Undistributed investment income—net	397	—

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class A [a]
Shares sold	131,706	244,281
Shares issued for dividends reinvested	83,865	173,263
Shares redeemed	(426,434)	(865,079)
Net Increase (Decrease) in Shares Outstanding	(210,863)	(447,535)

Class B [a]
Shares sold	46	273
Shares issued for dividends reinvested	1,069	3,666
Shares redeemed	(30,347)	(123,171)
Net Increase (Decrease) in Shares Outstanding	(29,232)	(119,232)

Class C
Shares sold	15,290	26,132
Shares issued for dividends reinvested	2,953	7,488
Shares redeemed	(15,456)	(123,336)
Net Increase (Decrease) in Shares Outstanding	2,787	(89,716)

[a]	Durind the period ended October 31, 2007, 6,493 Class B shares representing $96,885 were automatically converted to 6,490 Class A shares and during the period ended April 30, 2007, 52,651 Class B shares representing $794,800 were automatically converted to 52,644 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.17	14.98	15.28	14.95	15.51	15.07
Investment Operations:
Investment income—net [a]	.32	.63	.62	.65	.68	.72
Net realized and unrealized
gain (loss) on investments	(.24)	.21	(.30)	.33	(.56)	.44
Total from Investment Operations	.08	.84	.32	.98	.12	1.16
Distributions:
Dividends from
investment income—net	(.32)	(.63)	(.62)	(.65)	(.68)	(.72)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.32)	(.65)	(.62)	(.65)	(.68)	(.72)
Net asset value, end of period	14.93	15.17	14.98	15.28	14.95	15.51

Total Return (%) [b]	.55[c]	5.71	2.11	6.68	.72	7.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.21[d]	1.16	1.11	1.09	1.06	1.08
Ratio of net expenses
to average net assets	1.19[d]	1.15	1.10	1.09	1.06	1.08
Ratio of net investment income
to average net assets	4.26[d]	4.17	4.08	4.30	4.39	4.70
Portfolio Turnover Rate	9.33[c]	10.45	17.78	21.12	20.76	27.03

Net Assets, end of period
($ x 1,000)	86,679	91,226	96,826	102,251	104,551	116,844

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.16	14.98	15.28	14.95	15.51	15.06
Investment Operations:
Investment income—net [a]	.27	.54	.54	.57	.60	.64
Net realized and unrealized
gain (loss) on investments	(.22)	.21	(.30)	.33	(.56)	.45
Total from Investment Operations	.05	.75	.24	.90	.04	1.09
Distributions:
Dividends from
investment income—net	(.28)	(.55)	(.54)	(.57)	(.60)	(.64)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.28)	(.57)	(.54)	(.57)	(.60)	(.64)
Net asset value, end of period	14.93	15.16	14.98	15.28	14.95	15.51

Total Return (%) [b]	.31[c]	5.05	1.58	6.14	.21	7.38

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82[d]	1.71	1.65	1.62	1.56	1.58
Ratio of net expenses
to average net assets	1.80[d]	1.70	1.63	1.61	1.56	1.58
Ratio of net investment income
to average net assets	3.67[d]	3.62	3.55	3.81	3.88	4.18
Portfolio Turnover Rate	9.33[c]	10.45	17.78	21.12	20.76	27.03

Net Assets, end of period
($ x 1,000)	1,697	2,167	3,926	6,114	9,347	11,449

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

18

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.17	14.99	15.28	14.96	15.51	15.07
Investment Operations:
Investment income—net [a]	.26	.52	.51	.54	.56	.60
Net realized and unrealized
gain (loss) on investments	(.23)	.20	(.29)	.32	(.55)	.45
Total from Investment Operations	.03	.72	.22	.86	.01	1.05
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.51)	(.54)	(.56)	(.61)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.26)	(.54)	(.51)	(.54)	(.56)	(.61)
Net asset value, end of period	14.94	15.17	14.99	15.28	14.96	15.51

Total Return (%) [b]	.24[c]	4.86	1.44	5.84	.06	7.07

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.95[d]	1.90	1.84	1.82	1.78	1.81
Ratio of net expenses
to average net assets	1.93[d]	1.89	1.82	1.82	1.78	1.81
Ratio of net investment income
to average net assets	3.52[d]	3.44	3.35	3.59	3.66	3.93
Portfolio Turnover Rate	9.33[c]	10.45	17.78	21.12	20.76	27.03

Net Assets, end of period
($ x 1,000)	4,285	4,309	5,602	5,588	6,885	7,508

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series including the Michigan Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

22

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was as follows: tax exempt income $4,184,370 and long-term capital gains $127,149.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2007, the Distributor retained $1,411 from commissions earned on sales of the fund’s Class A shares and $1,705 and $300 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $4,727 and $15,937, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $110,822, $2,363 and $5,313, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $23,914 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing cus-

24

tody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $6,123. Prior to becoming an affiliate,The Bank of New York was paid $2,282 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $43,079, Rule 12b-1 distribution plan fees $3,444, shareholder services plan fees $19,672, custodian fees $356, chief compliance officer fees $2,812 and transfer agency per account fees $9,788.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $9,032,340 and $13,037,496, respectively.

The fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2007, accumulated net unrealized appreciation on investments was $5,619,260, consisting of $5,778,553 gross unrealized appreciation and $159,293 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007 the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”),

The Fund 27

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

selected by Lipper.The Board had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was higher than the Performance Group median for each reported time period except the one-year periods ended May 31, 2002, 2001 and 2000, when it was lower, and that the fund’s yield performance was higher than the Performance Universe median for each reported time period. The Board members reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was higher than the Performance Group and Performance Universe median for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regard-

28

ing the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

The Fund 29

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series

SEMIANNUAL REPORT October 31, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
29	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Minnesota Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased.Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

Municipal bonds encountered heightened volatility in July and August when credit concerns originating among sub-prime mortgages spread to other areas of the financial markets. A subsequent rebound offset a portion of the bond market’s previous losses, enabling the fund’s benchmark to post a mildly positive total return. The fund’s returns were driven primarily by its seasoned holdings of income-oriented securities and an average duration that was shorter than industry averages.

For the six-month period ended October 31, 2007, the Minnesota Series achieved total returns of 0.79% for Class A shares, 0.47% for Class B shares and 0.35% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Minnesota Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.20% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Woes Affected Municipal Bonds Despite Sound Credit Fundamentals

At the start of the reporting period, a moderate economic slowdown, mild inflation and robust investor demand had helped keep municipal bond prices within a relatively narrow range. However, market conditions changed dramatically in July and August, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors, which were attempting to raise cash for redemptions and margin calls.

The market subsequently rebounded as investors recognized that underlying fundamentals had not changed, but a flood of new supply in the early fall put downward pressure on prices when several states securitized their settlements of litigation with U.S. tobacco companies. As a result, municipal bond prices generally ended the reporting period lower than where they began.

Seasoned Holdings Weathered the Downturn Relatively Well

The fund’s holdings of seasoned Minnesota municipal bonds, most of which were purchased at higher yields than are available today, contributed positively to the fund’s performance. In addition, the fund

4

generally benefited from its average duration, which was set in a relatively short position due to the relative scarcity of long-term Minnesota bonds meeting our quality and diversification criteria.The fund’s duration posture helped it avoid the brunt of market turbulence, which was especially severe at the longer end of the market’s maturity range.

Although Minnesota has been affected along with other states by a declining housing market and slower economic growth, its relatively strong economic base has enabled it to achieve a balanced budget and a sound fiscal condition for the state and its municipalities. In addition, robust demand for Minnesota municipal bonds helped to support their prices during the reporting period.

Adapting to the New Market Environment

The Federal Reserve Board attempted to improve liquidity in the financial markets and forestall a potential recession by reducing key interest rates in August, September and October.Whenever possible in this environment, we intend to take advantage of additional bouts of market volatility to extend the fund’s average duration by increasing its holdings of longer-term, income-oriented securities that, in our view, exhibit strong quality and liquidity characteristics.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Minnesota Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.60	$ 8.16	$ 9.42
Ending value (after expenses)	$1,007.90	$1,004.70	$1,003.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.63	$ 8.21	$ 9.48
Ending value (after expenses)	$1,019.56	$1,016.99	$1,015.74

† Expenses are equal to the fund’s annualized expense ratio of 1.11% for Class A, 1.62% for Class B and 1.87%
for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—102.7%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	885,000	946,950
Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	615,000	658,050
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corporation)	6.95	12/1/08	1,140,000	1,142,839
Blooming Prairie Independent
School District Number 756,
GO School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; MBIA)	4.75	1/1/27	3,175,000	3,251,898
Bloomington Independent School
District Number 271 (Minnesota
School District Credit Enhancement
Program) (Insured; FSA)	5.13	2/1/24	2,000,000	2,118,680
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000 [a]	3,211,740
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000	1,054,944
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	10/20/12	1,500,000 [a]	1,769,490
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc. Project)	5.25	12/1/46	1,500,000	1,325,940
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,026,940
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	985,006	999,397

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke’s Hospital)	7.25	6/15/32	3,000,000	3,205,080
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/27	400,000 [b]	402,396
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/37	400,000 [b]	396,316
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit Enhancement
Program) (Insured; FSA)	5.00	4/1/20	2,510,000	2,671,920
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit Enhancement
Program) (Insured; FSA)	5.00	4/1/21	2,640,000	2,810,306
Lakeville Independent School
District Number 194 (Minnesota
School District Credit Enhancement
Program) (Insured; FGIC)	5.50	2/1/24	8,700,000	9,451,332
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit Enhancement
Program) (Insured; MBIA)	0.00	2/1/17	1,275,000	869,525
Minneapolis	0.00	12/1/14	1,825,000	1,393,004
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation Project)	6.00	4/1/09	230,000 [a]	235,860
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation Project)	6.50	4/1/09	1,000,000 [a]	1,055,890
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,069,860
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	992,430

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,059,640
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,417,942
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Airport Revenue (Insured; FGIC)	5.75	1/1/10	4,995,000 [a]	5,281,663
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,550,815
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 [a]	4,206,318
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	158,228
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/22	1,130,000	1,195,178
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/27	1,750,000	1,843,328
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,448,100
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	3,395,000	3,461,338

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	960,000	991,210
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	935,000	955,822
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA)	5.45	1/1/22	465,000	486,120
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	1,350,000	1,381,590
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	5.40	1/1/16	10,000,000 [c,d]	10,407,150
Northfield,
HR	6.00	11/1/11	2,000,000 [a]	2,180,840
Northfield,
HR	5.38	11/1/31	2,240,000	2,213,232
Ramsey,
LR (Pact Charter School Project)	6.75	12/1/33	1,000,000	1,057,570
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; MBIA)	0.00	4/1/14	2,960,000	2,310,221
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,567,740
Saint Paul Housing and Redevelopment
Authority, Hospital Facility
Revenue (HealthEast Project)	6.00	11/15/35	1,500,000	1,557,525
Saint Paul Housing and Redevelopment
Authority, Hospital Facility
Revenue (HealthEast Project)
(Insured; ACA)	5.70	11/1/15	2,000,000	2,039,860
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,032,080

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,560,133
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000 [a]	3,014,018
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/25	4,505,000	2,053,244
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/26	4,625,000	2,002,949
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000	989,500
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; MBIA)	5.50	2/1/32	2,000,000	2,082,320
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)
(Insured; ACA)	5.38	11/15/18	2,215,000	2,248,225
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,106,440
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,472,715
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,610,550
Total Long-Term
Municipal Investments
(cost $115,837,186)				121,004,391

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.8%	Rate (%)	Date	Amount ($)	Value ($)

Mankato,
Revenue (Bethany Lutheran
College, Inc. Project) (LOC;
Wells Fargo Bank)
(cost $1,000,000)	3.55	11/1/07	1,000,000 [e]	1,000,000

Total Investments (cost $116,837,186)			103.5%	122,004,391
Liabilities, Less Cash and Receivables			(3.5%)	(4,158,218)
Net Assets			100.0%	117,846,173

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, this security amounted to $10,407,150 or 8.8% of net assets.
[d] Collateral for floating rate borrowings.
[e] Securities payable on demand.Variable interest rate—subject to periodic change.

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	46.0
AA	Aa		AA	6.0
A	A		A	17.8
BBB	Baa		BBB	13.6
BB	Ba		BB	2.7
F1	MIG1/P1		SP1/A1	.9
Not Rated [f]	Not Rated [f]		Not Rated [f]	13.0
				100.0

†	Based on total investments.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	116,837,186	122,004,391
Interest receivable		1,865,257
Receivable for shares of Beneficial Interest subscribed		24,671
Prepaid expenses		13,329
		123,907,648

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		90,686
Cash overdraft due to Custodian		42,911
Payable for floating rate notes issued—Note 4		5,000,000
Payable for investment securities purchased		799,897
Interest and related expenses payable		69,001
Payable for shares of Beneficial Interest redeemed		28,056
Accrued expenses		30,924
		6,061,475

Net Assets ($)		117,846,173

Composition of Net Assets ($):
Paid-in capital		112,700,030
Accumulated net realized gain (loss) on investments		(21,062)
Accumulated net unrealized appreciation
(depreciation) on investments		5,167,205

Net Assets ($)		117,846,173

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	105,149,257	7,993,286	4,703,630
Shares Outstanding	6,954,139	527,786	310,600

Net Asset Value Per Share ($)	15.12	15.14	15.14

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	3,124,087
Expenses:
Management fee—Note 3(a)	324,577
Shareholder servicing costs—Note 3(c)	181,941
Interest and related expenses	102,411
Distribution fees—Note 3(b)	38,048
Professional fees	14,277
Registration fees	11,413
Custodian fees—Note 3(c)	10,447
Prospectus and shareholders’ reports	6,462
Trustees’ fees and expenses—Note 3(d)	5,156
Loan commitment fees—Note 2	537
Miscellaneous	10,430
Total Expenses	705,699
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(12,549)
Net Expenses	693,150
Investment Income—Net	2,430,937

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,784
Net unrealized appreciation (depreciation) on investments	(1,576,244)
Net Realized and Unrealized Gain (Loss) on Investments	(1,572,460)
Net Increase in Net Assets Resulting from Operations	858,477

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	2,430,937	4,835,199
Net realized gain (loss) on investments	3,784	(25,046)
Net unrealized appreciation
(depreciation) on investments	(1,576,244)	1,421,853
Net Increase (Decrease) in Net Assets
Resulting from Operations	858,477	6,232,006

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,198,118)	(4,332,211)
Class B shares	(155,498)	(358,040)
Class C shares	(77,321)	(144,948)
Net realized gain on investments:
Class A shares	—	(154,794)
Class B shares	—	(14,232)
Class C shares	—	(6,236)
Total Dividends	(2,430,937)	(5,010,461)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	7,569,879	8,006,017
Class B shares	14,863	92,097
Class C shares	757,229	486,619
Dividends reinvested:
Class A shares	1,477,326	2,970,875
Class B shares	42,490	117,481
Class C shares	29,299	50,769
Cost of shares redeemed:
Class A shares	(6,239,014)	(10,820,120)
Class B shares	(1,031,524)	(1,647,384)
Class C shares	(174,315)	(833,122)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,446,233	(1,576,768)
Total Increase (Decrease) in Net Assets	873,773	(355,223)

Net Assets ($):
Beginning of Period	116,972,400	117,327,623
End of Period	117,846,173	116,972,400

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class A [a]
Shares sold	499,609	522,201
Shares issued for dividends reinvested	97,752	193,843
Shares redeemed	(412,634)	(705,635)
Net Increase (Decrease) in Shares Outstanding	184,727	10,409

Class B [a]
Shares sold	982	6,062
Shares issued for dividends reinvested	2,806	7,655
Shares redeemed	(68,094)	(107,578)
Net Increase (Decrease) in Shares Outstanding	(64,306)	(93,861)

Class C
Shares sold	49,943	31,741
Shares issued for dividends reinvested	1,936	3,307
Shares redeemed	(11,522)	(54,324)
Net Increase (Decrease) in Shares Outstanding	40,357	(19,276)

[a]	During the period ended October 31, 2007, 27,361 Class B shares representing $415,025 were automatically converted to 27,403 Class A shares and during the period ended April 30, 2007, 34,548 Class B shares representing $528,567 were automatically converted to 34,605 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.32	15.17	15.42	15.19	15.57	14.88
Investment Operations:
Investment income—net [a]	.32	.64	.64	.64	.65	.67
Net realized and unrealized
gain (loss) on investments	(.20)	.17	(.25)	.40	(.36)	.69
Total from Investment Operations	.12	.81	.39	1.04	.29	1.36
Distributions:
Dividends from
investment income—net	(.32)	(.64)	(.64)	(.65)	(.65)	(.67)
Dividends from net realized
gain on investments	—	(.02)	—	(.16)	(.02)	—
Total Distributions	(.32)	(.66)	(.64)	(.81)	(.67)	(.67)
Net asset value, end of period	15.12	15.32	15.17	15.42	15.19	15.57

Total Return (%) [b]	.79[c]	5.44	2.58	6.99	1.85	9.31

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13[d]	1.10	1.08	1.02	.98	1.01
Ratio of net expenses
to average net assets	1.11[d]	1.09	1.07	1.01	.98	1.01
Ratio of net investment income
to average net assets	4.18[d]	4.18	4.19	4.21	4.20	4.39
Portfolio Turnover Rate	2.08[c]	5.27	7.24	9.86	29.35	22.45

Net Assets, end of period
($ x 1,000)	105,149	103,737	105,510	107,083	111,837	122,406

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.35	15.19	15.44	15.22	15.59	14.90
Investment Operations:
Investment income—net [a]	.28	.56	.56	.56	.57	.59
Net realized and unrealized
gain (loss) on investments	(.21)	.18	(.24)	.39	(.35)	.69
Total from Investment Operations	.07	.74	.32	.95	.22	1.28
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.57)	(.57)	(.57)	(.59)
Dividends from net realized
gain on investments	—	(.02)	—	(.16)	(.02)	—
Total Distributions	(.28)	(.58)	(.57)	(.73)	(.59)	(.59)
Net asset value, end of period	15.14	15.35	15.19	15.44	15.22	15.59

Total Return (%) [b]	.47[c]	4.98	2.06	6.36	1.40	8.74

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[d]	1.61	1.59	1.53	1.48	1.51
Ratio of net expenses
to average net assets	1.62[d]	1.59	1.58	1.52	1.48	1.51
Ratio of net investment income
to average net assets	3.68[d]	3.67	3.68	3.70	3.69	3.85
Portfolio Turnover Rate	2.08[c]	5.27	7.24	9.86	29.35	22.45

Net Assets, end of period
($ x 1,000)	7,993	9,088	10,420	12,621	16,493	18,089

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

20

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.35	15.19	15.44	15.21	15.59	14.90
Investment Operations:
Investment income—net [a]	.26	.53	.53	.53	.53	.55
Net realized and unrealized
gain (loss) on investments	(.21)	.18	(.25)	.39	(.36)	.69
Total from Investment Operations	.05	.71	.28	.92	.17	1.24
Distributions:
Dividends from
investment income—net	(.26)	(.53)	(.53)	(.53)	(.53)	(.55)
Dividends from net realized
gain on investments	—	(.02)	—	(.16)	(.02)	—
Total Distributions	(.26)	(.55)	(.53)	(.69)	(.55)	(.55)
Net asset value, end of period	15.14	15.35	15.19	15.44	15.21	15.59

Total Return (%) [b]	.35[c]	4.72	1.81	6.18	1.09	8.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.89[d]	1.85	1.83	1.77	1.72	1.76
Ratio of net expenses
to average net assets	1.87[d]	1.84	1.82	1.76	1.72	1.76
Ratio of net investment income
to average net assets	3.42[d]	3.43	3.43	3.45	3.43	3.61
Portfolio Turnover Rate	2.08[c]	5.27	7.24	9.86	29.35	22.45

Net Assets, end of period
($ x 1,000)	4,704	4,148	4,398	4,542	4,922	4,189

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers ten series including the Minnesota Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares,except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

22

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The appli-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cation of FAS 157 is required for fiscal years beginning after November 15,2007 and interim periods within those fiscal years.Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

24

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $15,692 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, the carryover expires in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was as follows: tax exempt income $4,835,469 and long-term capital gains $174,992.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for tem-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

porary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $2,555 from commissions earned on sales of the fund’s Class A shares and $2,191 and $442 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $21,102 and $16,946, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor

26

determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $131,336, $10,551 and $5,648, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $21,364 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $8,701. Prior to becoming an affiliate,The Bank of New York was paid $1,746 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $47,850, Rule 12b-1 distribution plan fees $6,389, shareholder services plan fees $25,031, chief compliance officer fees $2,812 and transfer agency per account fees $8,604.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $6,898,466 and $2,481,339, respectively.

The Fund

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may participate in Secondary Inverse Floater Structures in which fixed-rate,tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarket-ing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2007, accumulated net unrealized appreciation on investments was $5,167,205, consisting of $5,648,937 gross unrealized appreciation and $481,732 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to broader group of funds (the

The Fund

29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

“Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31, (1998 - 2007) was equal to or higher than the Performance Group median for each reported time period except the one-year periods ended May 31, 2001 and 2002, when it was lower, and that the fund’s yield performance was higher than the Performance Universe median for each reported time period. The Board members reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was higher than the Performance Group and Performance Universe medians for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee was higher than the Expense Group and Expense universe medians, and that the fund’s total expense ratio was higher than the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members noted that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regard-

30

ing the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

32

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
North Carolina Series

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, North Carolina Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

Although a credit crisis led to sharp declines in the municipal bond market over the summer of 2007, a subsequent rebound resulted in a positive absolute return for the fund’s benchmark over the reporting period. The fund’s returns were driven primarily by its income-oriented holdings.

For the six-month period ended October 31, 2007, Dreyfus Premier State Municipal Bond Fund,North Carolina Series achieved total returns of 0.99% for Class A shares, 0.72% for Class B shares and 0.60% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, which does not reflect fees and expenses like a mutual fund, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper North Carolina Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was 0.12% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and North Carolina state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from North Carolina state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

A Strong Market Rebound Offset Summer Declines

After a long period of relative stability, municipal bond market conditions changed dramatically over the summer of 2007, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors. In the immediate aftermath of the summertime decline, tax-exempt bonds traded at their highest yield levels in more than three years.

Difficult liquidity conditions prompted the Federal Reserve Board (the “Fed”) to cut the discount rate in August and the federal funds rate in September and October, the first reductions in short-term rates in more than four years. On average, the market responded favorably to the Fed’s actions, sparking a rally that, by the reporting period’s end, erased some, but not all, of its earlier losses.

A Focus on Income Bolstered Fund Performance

Our security selection strategy primarily emphasized income-oriented bonds, including those selling at modest premiums to their face values. These premium bonds helped shelter the fund from the full brunt of

4

the market’s summertime decline. The fund also benefited from its core holdings of higher yielding bonds, the retirement of longer-term debt through a process in which the funds required for redemption are placed in escrow, and the positive performance of higher-rated bonds with maturities within 20 years.

Throughout the reporting period, the fund’s average duration stood in a range that was shorter than industry averages, primarily due to the effects of the early redemption provisions of many holdings.This posture enabled the fund to avoid the full brunt of heightened volatility toward the long end of the market’s maturity range.

Despite the turmoil in housing markets and slower U.S. economic growth, North Carolina’s economy and fiscal condition have remained sound. Investor demand has been robust for a generally ample supply of newly issued North Carolina municipal bonds.

Maintaining a Conservative Investment Posture

Ongoing market volatility may provide opportunities to purchase longer-term municipal bonds at relatively attractive prices. However, for the immediate future we intend to maintain an emphasis on high-quality, income-oriented bonds. In our view, these are prudent strategies in today’s changing economic and market environments.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Income may be subject to state and local taxes for non-North Carolina residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, North Carolina Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.90	$ 7.67	$ 8.87
Ending value (after expenses)	$1,009.90	$1,007.20	$1,006.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.94	$ 7.73	$ 8.94
Ending value (after expenses)	$1,020.32	$1,017.54	$1,016.33

† Expenses are equal to the fund’s annualized expense ratio of .97% for Class A, 1.52% for Class B and 1.76% for Class C; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.6%	Rate (%)	Date	Amount ($)	Value ($

North Carolina—82.5%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 [a]	1,065,030
Cabarrus County,
COP (Installment
Financing Contract)	5.50	4/1/14	2,000,000	2,145,420
Cary	5.00	3/1/19	1,500,000	1,583,940
Charlotte	5.00	7/1/21	1,525,000	1,595,867
Charlotte	5.00	7/1/22	2,110,000	2,202,545
Charlotte,
Airport Revenue (Insured; MBIA)	5.75	7/1/09	1,500,000 [a]	1,570,620
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 [a]	2,145,060
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,070,290
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	1,002,780
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000	1,804,453
Durham County,
GO Public Improvement	5.00	6/1/18	1,000,000	1,079,630
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,041,380
Johnston County,
GO (Insured; MBIA)	4.50	2/1/25	1,250,000	1,264,100
New Hanover County,
GO, Public Improvement Bonds	5.75	11/1/10	1,700,000 [a]	1,842,494
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	10/1/12	1,000,000 [a]	1,071,150
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,156,380
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,178,590

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	910,000	930,703
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)	7.63	11/1/09	2,115,000 [a]	2,306,259
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	1,016,530
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,203,940
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	1,000,000 [a]	1,067,120
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	2,000,000 [a]	2,134,240
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,082,740
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	2,120,567
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	1,017,460
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage Revenue
(Givens Estates Project)	6.50	7/1/13	1,000,000 [a]	1,152,510

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church
Homes and Services)	5.25	9/1/21	1,000,000	974,040
North Carolina Medical Care
Commission, Revenue
(North Carolina Housing
Foundation, Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	3,424,362
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	496,700
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	494,735
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,040,960
Sampson County,
COP (Insured; FSA)	4.75	6/1/31	1,000,000	1,006,470
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 [a]	1,786,003
Wilkes County,
COP (Insured; MBIA)	4.50	6/1/26	1,000,000	989,410
Winston Salem,
COP	4.75	6/1/31	1,000,000	1,008,030
U.S. Related—14.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	321,650
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,024,680
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,037,640
Puerto Rico Commonwealth,
Public Improvement
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,512,618

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/15	1,000,000 [a]	1,090,570
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation Bonds)
(Insured; MBIA)	5.38	8/1/11	3,000,000 [a]	3,198,630
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	863,481
Total Long-Term Municipal Investments
(cost $59,302,186)				62,121,777

Short-Term Municipal
Investment—1.6%

North Carolina;
Charlotte-Mecklenburg Hospital
Authority, Health Care System
Revenue, Refunding (Carolinas
HealthCare System) (Liquidity
Facility; Bank of America)
(cost $1,000,000)	3.50	11/1/07	1,000,000 [b]	1,000,000

Total Investments (cost $60,302,186)			98.2%	63,121,777

Cash and Receivables (Net)			1.8%	1,188,894

Net Assets			100.0%	64,310,671

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.

10

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	53.6
AA		Aa		AA	13.9
A		A		A	15.6
BBB		Baa		BBB	2.1
BB		Ba		BB	1.6
F1		MIG1/P1		SP1/A1	1.6
Not Rated [c]		Not Rated [c]		Not Rated [c]	11.6
					100.0

†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		60,302,186	63,121,777
Cash			221,471
Interest receivable			1,019,764
Receivable for shares of Beneficial Interest subscribed			40,244
Prepaid expenses			11,751
			64,415,007

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			50,017
Payable for shares of Beneficial Interest redeemed			25,904
Accrued expenses			28,415
			104,336

Net Assets ($)			64,310,671

Composition of Net Assets ($):
Paid-in capital			61,407,489
Accumulated net realized gain (loss) on investments			83,591
Accumulated net unrealized appreciation
(depreciation) on investments			2,819,591

Net Assets ($)			64,310,671

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	58,796,099	3,917,568	1,597,004
Shares Outstanding	4,277,767	285,297	116,146

Net Asset Value Per Share ($)	13.74	13.73	13.75

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	1,671,085
Expenses:
Management fee—Note 3(a)	179,966
Shareholder servicing costs—Note 3(c)	103,565
Distribution fees—Note 3(b)	17,311
Professional fees	12,543
Registration fees	11,196
Prospectus and shareholders’ reports	5,823
Custodian fees—Note 3(c)	4,278
Trustees’ fees and expenses—Note 3(d)	2,848
Loan commitment fees—Note 2	310
Miscellaneous	9,460
Total Expenses	347,300
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(10,821)
Net Expenses	336,479
Investment Income—Net	1,334,606

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,970)
Net unrealized appreciation (depreciation) on investments	(723,923)
Net Realized and Unrealized Gain (Loss) on Investments	(731,893)
Net Increase in Net Assets Resulting from Operations	602,713

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	1,334,606	2,724,890
Net realized gain (loss) on investments	(7,970)	315,800
Net unrealized appreciation
(depreciation) on investments	(723,923)	447,720
Net Increase (Decrease) in Net Assets
Resulting from Operations	602,713	3,488,410

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,226,010)	(2,437,805)
Class B shares	(82,296)	(233,707)
Class C shares	(26,300)	(53,378)
Net realized gain on investments:
Class A shares	—	(100,979)
Class B shares	—	(10,772)
Class C shares	—	(2,771)
Total Dividends	(1,334,606)	(2,839,412)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,697,272	4,188,572
Class B shares	39,079	182,939
Class C shares	255,689	105,391
Dividends reinvested:
Class A shares	737,462	1,492,695
Class B shares	43,326	129,281
Class C shares	13,286	28,238
Cost of shares redeemed:
Class A shares	(5,534,169)	(6,369,070)
Class B shares	(1,440,022)	(2,486,936)
Class C shares	(242,508)	(236,721)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,430,585)	(2,965,611)
Total Increase (Decrease) in Net Assets	(3,162,478)	(2,316,613)

Net Assets ($):
Beginning of Period	67,473,149	69,789,762
End of Period	64,310,671	67,473,149

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class Aa
Shares sold	269,292	301,151
Shares issued for dividends reinvested	53,825	107,459
Shares redeemed	(404,531)	(459,423)
Net Increase (Decrease) in Shares Outstanding	(81,414)	(50,813)

Class B [a]
Shares sold	2,853	13,220
Shares issued for dividends reinvested	3,165	9,345
Shares redeemed	(104,827)	(178,903)
Net Increase (Decrease) in Shares Outstanding	(98,809)	(156,338)

Class C
Shares sold	18,533	7,595
Shares issued for dividends reinvested	969	2,031
Shares redeemed	(17,746)	(17,110)
Net Increase (Decrease) in Shares Outstanding	1,756	(7,484)

[a]	During the period ended October 31, 2007, 49,358 Class B shares representing $678,019, were automatically converted to 49,292 Class A shares and during the period ended April 30, 2007, 92,087 Class B shares representing $1,283,517 were automatically converted to 91,983 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2007			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.89	13.76	14.04	13.71	14.00	13.44
Investment Operations:
Investment income—net [a]	.28	.56	.56	.53	.55	.57
Net realized and unrealized
gain (loss) on investments	(.15)	.16	(.28)	.33	(.29)	.56
Total from Investment Operations	.13	.72	.28	.86	.26	1.13
Distributions:
Dividends from
investment income—net	(.28)	(.57)	(.56)	(.53)	(.55)	(.57)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.28)	(.59)	(.56)	(.53)	(.55)	(.57)
Net asset value, end of period	13.74	13.89	13.76	14.04	13.71	14.00

Total Return (%) [b]	.99[c]	5.31	2.01	6.36	1.83	8.56

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[d]	.99	.99	.98	.96	.96
Ratio of net expenses
to average net assets	.97[d]	.99	.99	.98	.96	.96
Ratio of net investment income
to average net assets	4.13[d]	4.07	4.01	3.79	3.92	4.15
Portfolio Turnover Rate	.00[c]	20.35	37.61	38.85	56.50	49.19

Net Assets, end of period
($ x 1,000)	58,796	60,553	60,682	62,461	62,223	65,899

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2007			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.88	13.75	14.03	13.70	13.99	13.42
Investment Operations:
Investment income—net [a]	.24	.49	.48	.45	.48	.50
Net realized and unrealized
gain (loss) on investments	(.14)	.15	(.27)	.34	(.30)	.57
Total from Investment Operations	.10	.64	.21	.79	.18	1.07
Distributions:
Dividends from
investment income—net	(.25)	(.49)	(.49)	(.46)	(.47)	(.50)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.25)	(.51)	(.49)	(.46)	(.47)	(.50)
Net asset value, end of period	13.73	13.88	13.75	14.03	13.70	13.99

Total Return (%) [b]	.72[c]	4.76	1.49	5.82	1.32	8.10

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55[d]	1.51	1.51	1.49	1.46	1.46
Ratio of net expenses
to average net assets	1.52[d]	1.51	1.51	1.49	1.46	1.46
Ratio of net investment income
to average net assets	3.60[d]	3.56	3.49	3.28	3.42	3.65
Portfolio Turnover Rate	.00[c]	20.35	37.61	38.85	56.50	49.19

Net Assets, end of period
($ x 1,000)	3,918	5,330	7,430	10,366	14,133	18,503

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

18

Six Months Ended
October 31, 2007			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.90	13.77	14.05	13.71	14.01	13.44
Investment Operations:
Investment income—net [a]	.23	.46	.45	.42	.44	.47
Net realized and unrealized
gain (loss) on investments	(.15)	.15	(.28)	.34	(.30)	.57
Total from Investment Operations	.08	.61	.17	.76	.14	1.04
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.45)	(.42)	(.44)	(.47)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.23)	(.48)	(.45)	(.42)	(.44)	(.47)
Net asset value, end of period	13.75	13.90	13.77	14.05	13.71	14.01

Total Return (%) [b]	.60[c]	4.51	1.25	5.64	1.00	7.83

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[d]	1.76	1.75	1.73	1.70	1.70
Ratio of net expenses
to average net assets	1.76[d]	1.76	1.75	1.73	1.70	1.70
Ratio of net investment income
to average net assets	3.35[d]	3.31	3.25	3.04	3.16	3.37
Portfolio Turnover Rate	.00[c]	20.35	37.61	38.85	56.50	49.19

Net Assets, end of period
($ x 1,000)	1,597	1,590	1,678	2,287	2,031	1,890

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series, including the North Carolina Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase.Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

22

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30,2007,were as follows:tax exempt income $2,724,890 and long-term capital gains $114,522.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the facility during the period ended October 31, 2007, was approximately $3,000, with a related weighted average annualized interest rate of 5.21% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2007, the Distributor retained $1,114 from commissions earned on sales of the fund’s Class A shares and $3,044 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $11,420 and $5,891, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $74,129, $5,710 and $1,964, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $14,070 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under The fund’s pre-existing custody agreement with The Bank of New York, for providing custodial

24

services for the fund for the four months ended October 31, 2007, the fund was charged $3,142. Prior to becoming an affiliate,The Bank of New York was paid $1,136 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $24,644, Rule 12b-1 distribution plan fees $2,681, shareholder services plan fees $13,571, chief compliance officer fees $2,812 and transfer agency per account fees $6,309.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $0 and $2,840,212, respectively.

At October 31, 2007, accumulated net unrealized appreciation on investments was $2,819,591, consisting of $2,906,231 gross unrealized appreciation and $86,640 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing he fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the

26

“Performance Universe”), selected by Lipper. The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was equal to or lower than the Performance Group median for each reported time period, and that the fund’s yield performance was higher than the Performance Universe median for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was higher than the Performance Group and Performance Universe medians for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the prof-

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

itability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

28

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

For More Information

Dreyfus Premier State Municipal Bond Fund, North Carolina Series
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSNOX	Class B: PMNBX	Class C: PNCCX

© 2007 MBSC Securities Corporation

0065SA1007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
30	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Ohio Series

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Ohio Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased.Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

Municipal bonds encountered heightened volatility in July and August when credit concerns originating among sub-prime mortgages spread to other areas of the financial markets. A subsequent rebound offset a portion of the bond market’s previous losses, enabling the fund’s benchmark to post a mildly positive total return. The fund’s returns were driven primarily by its seasoned holdings of income-oriented securities.

For the six-month period ended October 31, 2007, the Ohio Series achieved total returns of 0.63% for Class A shares, 0.37% for Class B shares and 0.25% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Ohio Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.60% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Woes Affected Municipal Bonds Despite Sound Credit Fundamentals

At the start of the reporting period, a moderate economic slowdown, steady short-term interest rates and robust investor demand had helped keep municipal bond prices within a relatively narrow range. However, market conditions changed dramatically in July and August, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors, which were attempting to raise cash for redemptions and margin calls.

The market subsequently rebounded as investors recognized that underlying fundamentals had not changed, but a flood of new supply in the early fall put downward pressure on prices when several states, including Ohio, securitized their settlements of litigation with U.S. tobacco companies.As a result, municipal bond prices generally ended the reporting period lower than where they began.

Seasoned Holdings Weathered the Downturn Relatively Well

The fund’s holdings of seasoned Ohio municipal bonds, most of which were purchased at higher yields than are available today, contributed positively to the fund’s performance. On the other hand, the fund’s rel-

4

atively long average duration detracted somewhat from performance, as volatility was especially severe at the longer end of the market’s maturity range. In addition, the fund’s holdings of Ohio tobacco bonds, which were newly issued late in the reporting period, declined in value due to supply-and-demand factors. However, we remain confident that these bonds will recover and continue to produce attractive levels of tax-exempt income.

Ohio has been relatively severely affected by declining housing markets and slower economic growth, primarily due to its dependence on the troubled automotive industry.We have continued to carefully monitor the state’s fiscal health,and our credit analysts pay close attention to the financial strength of the issuers whose bonds reside in the fund’s portfolio.

Adapting to the New Market Environment

The Federal Reserve Board attempted to improve liquidity in the financial markets and forestall a potential recession by reducing key interest rates in August, September and October. In this more uncertain environment, we intend to seek opportunities to upgrade the fund’s holdings with longer-term, income-oriented securities that, in our view, exhibit strong quality and liquidity characteristics.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Ohio Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.45	$ 8.16	$ 9.31
Ending value (after expenses)	$1,006.30	$1,003.70	$1,002.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.48	$ 8.21	$ 9.37
Ending value (after expenses)	$1,019.71	$1,016.99	$1,015.84

† Expenses are equal to the fund’s annualized expense ratio of 1.08% for Class A, 1.62% for Class B and 1.85% for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—102.2%	Rate (%)	Date	Amount ($)	Value ($

Ohio—94.1%
Adena Local School District,
GO School Improvement Bonds	5.50	12/1/21	1,085,000	1,175,381
Akron	6.00	12/1/12	1,380,000	1,537,637
Akron
(Insured; MBIA)	5.50	12/1/20	1,460,000	1,559,557
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/16	1,000,000	1,038,120
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/21	730,000	745,242
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	503,155
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/30	600,000	587,502
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/35	1,000,000	962,740
Brunswick City School District,
GO School Improvement Bonds
(Insured; AMBAC)	5.00	12/1/23	2,000,000	2,054,380
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	5,000,000	4,854,150
Cincinnati,
Water System Revenue	5.00	6/1/11	1,000,000 [a]	1,050,250
Cincinnati,
Water System Revenue	5.00	12/1/32	4,000,000	4,178,680
Cincinnati City School District,
COP (City School District of
the City of Cincinnati School
Improvement Project)
(Insured; FSA)	5.00	12/15/32	3,000,000	3,100,860

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Cincinnati City School District,
GO School Improvement Bonds
(Insured; MBIA)	5.38	12/1/11	6,560,000 [a]	7,025,301
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,825,000	3,015,461
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,341,375
Cleveland,
COP (Stadium Project)
(Insured; AMBAC)	5.25	11/15/22	1,210,000	1,234,878
Cleveland,
Waterworks Revenue
(Insured; FSA)	5.00	1/1/23	1,315,000	1,330,359
Cleveland,
Waterworks Revenue
(Insured; MBIA)	5.50	1/1/21	8,000,000	9,012,880
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	2,345,000	2,527,840
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,939,651
Columbus City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	4.25	12/1/32	1,300,000	1,229,878
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc.
and CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	6,770,375
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	4,845,000 [a]	5,052,124

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/19	1,860,000	1,975,190
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/20	1,400,000	1,486,702
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000	262,548
Franklin County,
Multifamily Housing Mortgage
Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	1,200,000	1,232,472
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation—University of
Cincinnati, Lessee, Project)
(Insured; MBIA)	5.00	6/1/33	2,000,000	2,076,400
Hamilton County,
Sales Tax Revenue (Insured; AMBAC)	0.00	12/1/27	17,940,000	7,057,058
Hamilton County,
Sewer System Revenue
(Insured; MBIA)	5.25	12/1/11	1,000,000 [a]	1,066,220
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA)	5.75	12/1/11	2,020,000 [a]	2,191,882
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/13	1,655,000	1,312,349
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/14	1,655,000	1,257,121
Huron County,
Hospital Facilities
Improvement Revenue
(Fisher-Titus Medical Center)	5.25	12/1/37	2,000,000	2,017,140
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.50	12/1/11	4,050,000 [a]	4,356,382

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000	5,591,200
Massillon City School District,
GO (Various Purpose
Improvement) (Insured; MBIA)	5.00	12/1/25	1,150,000	1,195,575
Milford Exempt Village School
District, GO School
Improvement Bonds (Insured; FSA)	6.00	12/1/11	1,910,000 [a]	2,090,533
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,103,320
North Royalton City School
District, GO School
Improvement Bonds
(Insured; MBIA)	6.10	12/1/09	2,500,000 [a]	2,679,875
Ohio
(Insured; FSA)	5.00	3/15/20	15,520,000 [b,c]	16,305,079
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000	3,203,685
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	3,000,000	2,958,210
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured; FGIC)	5.00	5/1/23	2,250,000	2,348,708
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000	2,795,756
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	8,054,585
Pickerington Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.25	12/1/11	6,000,000 [a]	6,397,320
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	2,355,345

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	2,606,525
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000	2,069,560
Strongsville,
Library Improvement
(Insured; FGIC)	5.50	12/1/20	1,700,000	1,815,923
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000 [a]	2,195,820
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township Project)	5.13	5/15/25	660,000	641,032
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,057,120
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Toledo Express Airport Project)	6.38	11/15/32	2,425,000	2,557,502
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Town Square at
Levis Commons Special
Assessment Project)	5.40	11/1/36	1,165,000	1,184,805
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	2,165,000 [a]	2,347,141
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	1,500,000 [a]	1,626,195
University of Cincinnati,
General Receipts Bonds
(Insured; MBIA)	5.00	6/1/21	3,040,000	3,135,851
Warren,
Waterworks Revenue
(Insured; FGIC)	5.50	11/1/15	1,450,000	1,579,021

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.00	12/1/30	2,945,000	3,027,224
Youngstown,
GO Pension Bonds
(Insured; AMBAC)	5.38	12/1/10	2,195,000 [a]	2,338,268
Youngstown,
GO Pension Bonds
(Insured; AMBAC)	6.00	12/1/10	2,370,000 [a]	2,567,682
U.S. Related—8.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	804,125
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,024,680
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	5,000,000	5,767,150
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.25	6/1/26	1,935,000	1,934,923
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,233,400
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund
Loan Notes	6.00	10/1/22	3,000,000	3,044,160
Total Long-Term
Municipal Investments
(cost $191,048,229)				199,756,538

12

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.5%	Rate (%)	Date	Amount ($)	Value ($)

Ohio;
Trumbull County,
Health Care Facilities Revenue
and Improvement, Refunding
(Shepherd of the Valley
Lutheran Retirement Services,
Inc. Obligated Group)
(Insured; Radian Group and
Liquidity Facility; Bank of America)
(cost $3,000,000)	5.10	11/1/07	3,000,000 [d]	3,000,000

Total Investments (cost $194,048,229)			103.7%	202,756,538

Liabilities, Less Cash and Receivables			(3.7%)	(7,145,418)

Net Assets			100.0%	195,611,120

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, this security amounted to $16,305,079 or 8.3% of net assets.
[c] Collateral for floating rate borrowings.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	59.7
AA		Aa		AA	10.8
A		A		A	4.2
BBB		Baa		BBB	11.2
BB		Ba		BB	.5
CCC		Caa		CCC	1.0
F1		MIG1/P1		SP1/A1	1.5
Not Rated [e]		Not Rated [e]		Not Rated [e]	11.1
					100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities-See Statement of Investments		194,048,229	202,756,538
Interest receivable			3,246,396
Receivable for investment securities sold			241,895
Receivable for shares of Beneficial Interest subscribed			9,156
Prepaid expenses			13,327
			206,267,312

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			166,970
Cash overdraft due to Custodian			186,294
Payable for floating rate notes issued—Note 4			7,760,000
Bank loan Payable—Note 2			2,200,000
Payable for shares of Beneficial Interest redeemed			271,963
Interest and related expense payable			37,724
Accrued expenses			33,241
			10,656,192

Net Assets ($)			195,611,120

Composition of Net Assets ($):
Paid-in capital			188,914,988
Accumulated net realized gain (loss) on investments			(2,012,177)
Accumulated net unrealized appreciation
(depreciation) on investments			8,708,309

Net Assets ($)			195,611,120

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	177,257,293	9,884,454	8,469,373
Shares Outstanding	14,241,072	793,927	679,258

Net Asset Value Per Share ($)	12.45	12.45	12.47

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	5,224,288
Expenses:
Management fee—Note 3(a)	552,295
Shareholder servicing costs—Note 3(c)	305,469
Interest and related expense	159,052
Distribution fees—Note 3(b)	62,531
Custodian fees—Note 3(c)	19,246
Professional fees	15,324
Prospectus and shareholders’ reports	10,994
Registration fees	10,168
Trustees’ fees and expenses—Note 3(d)	8,691
Loan commitment fees—Note 2	962
Miscellaneous	11,989
Total Expenses	1,156,721
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(2,223)
Net Expenses	1,154,498
Investment Income—Net	4,069,790

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(200,229)
Net unrealized appreciation (depreciation) on investments	(2,833,228)
Net Realized and Unrealized Gain (Loss) on Investments	(3,033,457)
Net Increase in Net Assets Resulting from Operations	1,036,333

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	4,069,790	8,421,108
Net realized gain (loss) on investments	(200,229)	1,038,029
Net unrealized appreciation
(depreciation) on investments	(2,833,228)	1,207,269
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,036,333	10,666,406

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,708,678)	(7,465,390)
Class B shares	(215,413)	(638,685)
Class C shares	(145,699)	(316,976)
Total Dividends	(4,069,790)	(8,421,051)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	7,034,602	12,605,023
Class B shares	15,908	252,518
Class C shares	138,507	482,530
Dividends reinvested:
Class A shares	2,482,471	4,999,795
Class B shares	134,077	374,878
Class C shares	102,207	214,871
Cost of shares redeemed:
Class A shares	(12,727,195)	(20,686,094)
Class B shares	(4,772,809)	(8,228,563)
Class C shares	(692,604)	(1,690,306)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,284,836)	(11,675,348)
Total Increase (Decrease) in Net Assets	(11,318,293)	(9,429,993)

Net Assets ($):
Beginning of Period	206,929,413	216,359,406
End of Period	195,611,120	206,929,413

18

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class Aa
Shares sold	564,952	999,140
Shares issued for dividends reinvested	199,934	396,093
Shares redeemed	(1,027,947)	(1,639,092)
Net Increase (Decrease) in Shares Outstanding	(263,061)	(243,859)

Class B [a]
Shares sold	1,280	20,103
Shares issued for dividends reinvested	10,795	29,699
Shares redeemed	(383,489)	(652,893)
Net Increase (Decrease) in Shares Outstanding	(371,414)	(603,091)

Class C
Shares sold	11,073	38,300
Shares issued for dividends reinvested	8,218	16,993
Shares redeemed	(55,655)	(133,578)
Net Increase (Decrease) in Shares Outstanding	(36,364)	(78,285)

[a]	During the period ended October 31, 2007, 237,232 Class B shares representing $2,955,365 were automatically converted to 237,296 Class A shares and during the period ended April 30, 2007, 347,892 Class B shares representing $4,390,265 were automatically converted to 348,039 Class A shares.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2007			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	12.63	12.50	12.78	12.48	12.84	12.48
Investment Operations:
Investment income—net [a]	.26	.51	.52	.52	.52	.55
Net realized and unrealized
gain (loss) on investments	(.18)	.13	(.28)	.30	(.36)	.36
Total from Investment Operations	.08	.64	.24	.82	.16	.91
Distributions:
Dividends from investment
income—net	(.26)	(.51)	(.52)	(.52)	(.52)	(.55)
Net asset value, end of period	12.45	12.63	12.50	12.78	12.48	12.84

Total Return (%) [b]	.63[c]	5.22	1.92	6.70	1.25	7.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[d]	1.05	1.02	.97	.94	.93
Ratio of net expenses
to average net assets	1.08[d]	1.03	1.02	.97	.94	.93
Ratio of net investment income
to average net assets	4.12[d]	4.07	4.12	4.12	4.09	4.33
Portfolio Turnover Rate	9.76[c]	31.65	13.57	5.30	18.49	48.42

Net Assets, end of period
($ x 1,000)	177,257	183,157	184,312	189,946	198,836	212,474

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

20

Six Months Ended
October 31, 2007			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	12.63	12.50	12.78	12.48	12.84	12.48
Investment Operations:
Investment income—net [a]	.22	.44	.46	.45	.46	.48
Net realized and unrealized
gain (loss) on investments	(.18)	.14	(.28)	.31	(.36)	.36
Total from Investment Operations	.04	.58	.18	.76	.10	.84
Distributions:
Dividends from investment
income—net	(.22)	(.45)	(.46)	(.46)	(.46)	(.48)
Net asset value, end of period	12.45	12.63	12.50	12.78	12.48	12.84

Total Return (%) [b]	.37[c]	4.68	1.40	6.15	.74	6.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.62[d]	1.57	1.53	1.48	1.45	1.43
Ratio of net expenses
to average net assets	1.62[d]	1.55	1.53	1.48	1.45	1.43
Ratio of net investment income
to average net assets	3.59[d]	3.55	3.61	3.61	3.59	3.82
Portfolio Turnover Rate	9.76[c]	31.65	13.57	5.30	18.49	48.42

Net Assets, end of period
($ x 1,000)	9,884	14,720	22,108	28,740	37,779	45,655

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2007			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	12.65	12.52	12.80	12.50	12.86	12.50
Investment Operations:
Investment income—net [a]	.21	.42	.43	.42	.42	.45
Net realized and unrealized
gain (loss) on investments	(.18)	.13	(.28)	.31	(.36)	.36
Total from Investment Operations	.03	.55	.15	.73	.06	.81
Distributions:
Dividends from investment
income—net	(.21)	(.42)	(.43)	(.43)	(.42)	(.45)
Net asset value, end of period	12.47	12.65	12.52	12.80	12.50	12.86

Total Return (%) [b]	.25[c]	4.42	1.15	5.89	.48	6.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.85[d]	1.81	1.78	1.73	1.70	1.67
Ratio of net expenses
to average net assets	1.85[d]	1.79	1.77	1.73	1.70	1.67
Ratio of net investment income
to average net assets	3.36[d]	3.31	3.36	3.36	3.32	3.58
Portfolio Turnover Rate	9.76[c]	31.65	13.57	5.30	18.49	48.42

Net Assets, end of period
($ x 1,000)	8,469	9,053	9,939	10,406	11,051	10,163

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series including the Ohio Series (the “fund”). The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, State income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of

24

FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $1,811,948 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $1,424,574 of the carryover expires in fiscal 2012 and $387,374 expires in fiscal 2013.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2007 was as follows: tax exempt income $8,421,051. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees

26

on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2007, was approximately $16,100, with a related weighted average annualized interest rate of 5.25% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $1,834 from commissions earned on sales of the fund’s Class A shares, and $16,620 and $592 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $30,009 and $32,522, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $225,198, $15,004 and $10,841, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $39,887 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $15,611. Prior to becoming an affiliate,The Bank of New York was paid $3,635 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $91,302, Rule 12b-1 distribution plan fees $9,695, shareholder services plan fees $41,609, custodian fees $4,405, chief compliance officer fees $2,812 and transfer agent per account fees $17,147.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2007, amounted to $19,905,365 and $27,155,024, respectively.

28

The fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2007, accumulated net unrealized appreciation on investments was $8,708,309, consisting of $9,314,761 gross unrealized appreciation and $606,452 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board members had

30

been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was equal to or higher than the Performance Group median for each reported time period except the one-year periods ended May 31, 2002 and 2001, and higher than the Performance Universe median for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was higher than the Performance Group and Performance Universe medians for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services. The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.

32

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series

SEMIANNUAL REPORT October 31, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
30	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income markets. While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased.Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

Municipal bonds encountered heightened volatility in July and August when credit concerns originating among sub-prime mortgages spread to other areas of the financial markets. A subsequent rebound offset a portion of the bond market’s previous losses, enabling the fund’s benchmark to post a mildly positive total return. The fund’s returns were driven primarily by its seasoned holdings of income-oriented securities and an average duration that was slightly shorter than industry averages.

For the six-month period ended October 31, 2007, the Pennsylvania Series achieved total returns of 0.57% for Class A shares, 0.22% for Class B shares and 0.20% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Pennsylvania Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.32% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state personal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Woes Affected Municipal Bonds Despite Sound Credit Fundamentals

At the start of the reporting period, a moderate economic slowdown, mild inflation and robust investor demand had helped keep municipal bond prices within a relatively narrow range. However, market conditions changed dramatically in July and August, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors, which were attempting to raise cash for redemptions and margin calls.

The market subsequently rebounded as investors recognized that underlying fundamentals had not changed, but a flood of new supply in the early fall put downward pressure on prices when several states securitized their settlements of litigation with U.S. tobacco companies. As a result, municipal bond prices generally ended the reporting period lower than where they began.

Seasoned Holdings Weathered the Downturn Relatively Well

The fund’s holdings of seasoned Pennsylvania municipal bonds, most of which were purchased at higher yields than are available today, con-

4

tributed positively to the fund’s performance. In addition, the fund benefited when some of its health care-related bonds were targeted for early redemption, with the funds to do so set aside in escrow. Finally, the fund’s relatively short duration posture helped it avoid the brunt of market turbulence, which was especially severe at the longer end of the market’s maturity range.

Although Pennsylvania has been affected along with other states by a declining housing market and slower economic growth, conservative management of the state’s finances has enabled it to achieve a balanced budget and a relatively sound fiscal condition for most of its municipalities. As is typically the case, the supply of newly issued Pennsylvania municipal bonds was light compared to many other states during the reporting period.

Adapting to the New Market Environment

The Federal Reserve Board attempted to improve liquidity in the financial markets and forestall a potential recession by reducing key interest rates in August, September and October. In this more uncertain environment, we intend to seek opportunities to lock in higher yields by increasing its exposure to longer-term, income-oriented securities that, in our view, exhibit strong quality and liquidity characteristics.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.79	$ 7.75	$ 8.50
Ending value (after expenses)	$1,005.70	$1,002.20	$1,002.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.82	$ 7.81	$ 8.57
Ending value (after expenses)	$1,020.36	$1,017.39	$1,016.64

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.54% for Class B and 1.69%
for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.9%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania—96.5%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,078,935
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/19	1,900,000	2,001,346
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA)	5.00	9/1/19	895,000	914,833
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann’s Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,540,680
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	12/1/11	1,480,000 [a]	1,564,034
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.38	12/1/11	1,340,000 [a]	1,435,046
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	1,255,000	1,340,378
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,925,000	6,234,877
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	493,715
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	918,799
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	1,137,060
Council Rock School District,
GO (Insured; MBIA)	5.00	11/15/11	1,400,000 [a]	1,478,708
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured; AMBAC)	5.13	10/1/15	50,000	50,063

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center Project)	6.00	1/1/25	3,000,000	2,779,290
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	5,185,298
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	2,000,000	2,021,540
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,000,000	1,009,140
Harrisburg Redevelopment
Authority, Revenue (Insured; FSA)	0.00	5/1/18	2,750,000	1,715,862
Harrisburg Redevelopment
Authority, Revenue (Insured; FSA)	0.00	11/1/18	2,750,000	1,676,867
Harrisburg Redevelopment
Authority, Revenue (Insured; FSA)	0.00	11/1/19	2,750,000	1,580,342
Harrisburg Redevelopment
Authority, Revenue (Insured; FSA)	0.00	5/1/20	2,750,000	1,525,535
Harrisburg Redevelopment
Authority, Revenue (Insured; FSA)	0.00	11/1/20	2,500,000	1,354,550
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,035,620
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	291,481
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	1,575,616
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,491,841
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/16	50,000	53,584
Montour School District,
GO (Insured; FSA)	5.00	4/1/32	2,000,000	2,083,020

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
North Allegheny School District,
GO (Insured; FGIC)	5.05	11/1/21	1,455,000	1,522,294
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000	653,929
Northampton County General Purpose
Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000	2,354,473
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project)
(Insured; Radian)	5.00	7/1/17	1,890,000	1,922,565
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 [a]	471,010
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,282,146
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	610,584
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	1,826,666
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	1,734,001
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	1,647,665
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/19	560,000	582,422
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/20	1,915,000	1,991,677
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,360,500

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Housing Finance
Agency, Capital Fund Securitization
Revenue (Insured; FSA)	5.00	12/1/25	2,485,000	2,570,882
Pennsylvania Housing Finance
Agency, SFMR	5.00	4/1/16	2,000,000	2,060,080
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000	5,066,300
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,210,000	2,066,969
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured; FGIC)	5.25	6/15/15	1,000,000	1,026,370
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/08	350,000 [a]	359,177
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/23	75,000	76,584
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/08	2,185,000 [a]	2,248,059
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	3,780,000	3,881,304
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	555,000	569,397
Philadelphia,
Gas Works Revenue (1998
General Ordinance-4th Series)
(Insured; FSA)	5.25	8/1/22	2,000,000	2,099,380
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA)	5.60	8/1/18	800,000	866,832
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/11	2,870,000 [a]	3,101,695

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.50	9/15/37	1,700,000	1,698,640
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,639,540
Philadelphia Hospitals and Higher
Education Facilities Authority,
Health System Revenue
(Jefferson Health System)	5.00	5/15/11	2,000,000	2,033,060
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,750,681
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,853,944
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.00	4/15/30	3,480,000	3,599,120
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,285,000	1,220,930
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/11	3,585,000 [a]	3,915,429
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.85	12/1/11	3,000,000 [a]	3,287,820
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000	1,223,320

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,528,727
Scranton School District,
GO Notes (Insured; MBIA)	5.00	4/1/18	1,390,000	1,422,109
Scranton School District,
GO Notes (Insured; MBIA)	5.00	4/1/19	2,710,000	2,766,558
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 [a]	2,173,018
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000	1,062,167
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000	1,144,475
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000	1,190,442
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured; MBIA)	5.00	9/1/11	3,680,000 [a]	3,874,230
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/25	3,610,000	3,850,101
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000 [a]	802,568
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/17	1,660,000	1,745,224
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/18	2,010,000	2,098,340
Upper Merion Area School District,
GO	5.25	2/15/13	285,000 [a]	307,945
Upper Merion Area School District,
GO	5.25	2/15/13	1,000,000 [a]	1,080,510

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Warwick School District,
GO (Insured; FSA)	5.00	2/1/27	1,150,000	1,192,907
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000	3,006,060
U.S. Related—1.4%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,041,310
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,037,640
Total Long-Term Municipal Investments
(cost $143,858,438)				150,067,836

Short-Term Municipal
Investment—1.0%

Pennsylvania;
Franklin County Industrial
Development Authority, Revenue
(Menno Haven Project)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America) (cost $1,500,000)	5.90	11/7/07	1,500,000 [b]	1,500,000

Total Investments (cost $145,358,438)			98.9%	151,567,836
Cash and Receivables (Net)			1.1%	1,728,454
Net Assets			100.0%	153,296,290

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	68.3
AA	Aa		AA	15.1
A	A		A	5.6
BBB	Baa		BBB	4.5
BB	Ba		BB	.7
F1	MIG1/P1		SP1/A1	1.0
Not Rated [c]	Not Rated [c]		Not Rated [c]	4.8
				100.0

†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	145,358,438	151,567,836
Cash		130,633
Interest receivable		1,888,507
Receivable for shares of Beneficial Interest subscribed		28,096
Prepaid expenses		12,242
		153,627,314

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		127,306
Payable for shares of Beneficial Interest redeemed		177,604
Interest payable—Note 2		127
Accrued expenses		25,987
		331,024

Net Assets ($)		153,296,290

Composition of Net Assets ($):
Paid-in capital		150,528,533
Accumulated undistributed investment income—net		6,897
Accumulated net realized gain (loss) on investments		(3,448,538)
Accumulated net unrealized appreciation
(depreciation) on investments		6,209,398

Net Assets ($)		153,296,290

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	142,393,031	7,215,917	3,687,342
Shares Outstanding	8,923,263	452,577	230,946

Net Asset Value Per Share ($)	15.96	15.94	15.97

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	3,868,004
Expenses:
Management fee—Note 3(a)	431,268
Shareholder servicing costs—Note 3(c)	260,416
Distribution fees—Note 3(b)	35,150
Professional fees	14,710
Registration fees	10,726
Custodian fees—Note 3(c)	9,186
Trustees’ fees and expenses—Note 3(d)	6,368
Prospectus and shareholders’ reports	5,812
Loan commitment fees—Note 2	765
Interest expense—Note 2	127
Miscellaneous	13,846
Total Expenses	788,374
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(7,326)
Net Expenses	781,048
Investment Income—Net	3,086,956

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	332,922
Net unrealized appreciation (depreciation) on investments	(2,688,563)
Net Realized and Unrealized Gain (Loss) on Investments	(2,355,641)
Net Increase in Net Assets Resulting from Operations	731,315

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	3,086,956	6,368,342
Net realized gain (loss) on investments	332,922	341,233
Net unrealized appreciation
(depreciation) on investments	(2,688,563)	2,922,780
Net Increase (Decrease) in Net Assets
Resulting from Operations	731,315	9,632,355

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,873,410)	(5,651,787)
Class B shares	(149,180)	(602,311)
Class C shares	(57,469)	(101,071)
Total Dividends	(3,080,059)	(6,355,169)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	7,059,944	10,919,966
Class B shares	29,326	286,977
Class C shares	316,944	939,933
Dividends reinvested:
Class A shares	1,947,786	3,775,926
Class B shares	109,553	424,246
Class C shares	42,844	63,432
Cost of shares redeemed:
Class A shares	(10,384,701)	(19,359,481)
Class B shares	(5,641,216)	(10,011,992)
Class C shares	(218,159)	(397,570)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,737,679)	(13,358,563)
Total Increase (Decrease) in Net Assets	(9,086,423)	(10,081,377)

Net Assets ($):
Beginning of Period	162,382,713	172,464,090
End of Period	153,296,290	162,382,713
Undistributed investment income—net	6,897	—

18

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class A [a]
Shares sold	441,309	676,172
Shares issued for dividends reinvested	122,222	234,165
Shares redeemed	(651,795)	(1,201,710)
Net Increase (Decrease) in Shares Outstanding	(88,264)	(291,373)

Class B [a]
Shares sold	1,844	17,835
Shares issued for dividends reinvested	6,887	26,347
Shares redeemed	(352,793)	(621,520)
Net Increase (Decrease) in Shares Outstanding	(344,062)	(577,338)

Class C
Shares sold	19,804	58,354
Shares issued for dividends reinvested	2,687	3,932
Shares redeemed	(13,732)	(24,625)
Net Increase (Decrease) in Shares Outstanding	8,759	37,661

[a]	During the period ended October 31, 2007, 283,309 Class B shares representing $4,531,777 were automatically converted to 283,024 Class A shares and during the period ended April 30, 2007, 340,265 Class B shares representing $5,499,858 were automatically converted to 339,985 Class A shares.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	16.19	15.88	16.19	15.78	16.13	15.47
Investment Operations:
Investment income—net [a]	.32	.62	.62	.62	.63	.66
Net realized and unrealized
gain (loss) on investments	(.23)	.31	(.31)	.41	(.34)	.69
Total from Investment Operations	.09	.93	.31	1.03	.29	1.35
Distributions:
Dividends from
investment income—net	(.32)	(.62)	(.62)	(.62)	(.63)	(.66)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.03)
Total Distributions	(.32)	(.62)	(.62)	(.62)	(.64)	(.69)
Net asset value, end of period	15.96	16.19	15.88	16.19	15.78	16.13

Total Return (%) [b]	.57[c]	5.95	1.89	6.62	1.78	8.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[d]	.94	.94	.95	.94	.94
Ratio of net expenses
to average net assets	.95[d]	.94	.94	.95	.94	.94
Ratio of net investment income
to average net assets	3.98[d]	3.87	3.82	3.86	3.92	4.16
Portfolio Turnover Rate	4.83[c]	8.82	11.89	10.18	6.39	33.76

Net Assets, end of period
($ x 1,000)	142,393	145,897	147,733	155,436	161,796	191,003

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

20

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	16.18	15.87	16.18	15.77	16.11	15.46
Investment Operations:
Investment income—net [a]	.26	.54	.53	.53	.55	.58
Net realized and unrealized
gain (loss) on investments	(.23)	.31	(.31)	.42	(.34)	.68
Total from Investment Operations	.03	.85	.22	.95	.21	1.26
Distributions:
Dividends from
investment income—net	(.27)	(.54)	(.53)	(.54)	(.54)	(.58)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.03)
Total Distributions	(.27)	(.54)	(.53)	(.54)	(.55)	(.61)
Net asset value, end of period	15.94	16.18	15.87	16.18	15.77	16.11

Total Return (%) [b]	.22[c]	5.41	1.37	6.08	1.32	8.25

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55[d]	1.45	1.46	1.46	1.45	1.45
Ratio of net expenses
to average net assets	1.54[d]	1.45	1.46	1.46	1.45	1.45
Ratio of net investment income
to average net assets	3.43[d]	3.35	3.30	3.35	3.41	3.65
Portfolio Turnover Rate	4.83[c]	8.82	11.89	10.18	6.39	33.76

Net Assets, end of period
($ x 1,000)	7,216	12,886	21,799	29,280	35,356	42,076

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	16.20	15.89	16.20	15.79	16.14	15.48
Investment Operations:
Investment income—net [a]	.26	.50	.50	.50	.51	.54
Net realized and unrealized
gain (loss) on investments	(.23)	.31	(.31)	.41	(.34)	.69
Total from Investment Operations	.03	.81	.19	.91	.17	1.23
Distributions:
Dividends from
investment income—net	(.26)	(.50)	(.50)	(.50)	(.51)	(.54)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.03)
Total Distributions	(.26)	(.50)	(.50)	(.50)	(.52)	(.57)
Net asset value, end of period	15.97	16.20	15.89	16.20	15.79	16.14

Total Return (%) [b]	.20[c]	5.18	1.15	5.83	1.03	8.07

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[d]	1.67	1.68	1.69	1.68	1.67
Ratio of net expenses
to average net assets	1.69[d]	1.67	1.68	1.69	1.68	1.67
Ratio of net investment income
to average net assets	3.24[d]	3.13	3.08	3.11	3.18	3.44
Portfolio Turnover Rate	4.83[c]	8.82	11.89	10.18	6.39	33.76

Net Assets, end of period
($ x 1,000)	3,687	3,599	2,932	2,839	2,659	3,036

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series including the Pennsylvania Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is

24

required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $3,859,684 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $972,847 of the carryover expires in fiscal 2011 and $2,886,837 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was as follows: tax exempt income $6,355,169. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions.

26

In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2007 was approximately $2,200, with a related weighted average annualized interest rate of 5.73% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $1,133 from commissions earned on sales of the fund’s Class A shares and $8,336 from CDSC on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $21,801 and $13,349, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended October 31, 2007, Class A, Class B and Class C shares were charged $180,681, $10,900 and $4,450, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $36,784 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $6,282. Prior to becoming an affiliate,The Bank of New York was paid $2,904 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $71,608, Rule 12b-1 distribution plan fees $5,418, shareholder services plan fees $32,549, custodian fees $3,121, chief compliance officer fees $2,812 and transfer agency per account fees $11,798.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $7,432,174 and $15,357,634, respectively.

At October 31, 2007, accumulated net unrealized appreciation on investments was $6,209,398, consisting of $6,811,279 gross unrealized appreciation and $601,881 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

On September 7, 2007, the Board of Trustees of the Trust approved, subject to shareholder approval on November 12, 2007 of Dreyfus Pennsylvania Intermediate Municipal Bond Fund, an Agreement and Plan of Reorganization to merge Dreyfus Pennsylvania Intermediate Municipal Bond Fund into the fund as part of a tax-free reorganization. The merger occurred as of the close of business on November 29, 2007. On the date of the merger,Dreyfus Pennsylvania Intermediate Municipal Bond Fund exchanged all of its assets at net asset value, subject to liabilities, for Class Z shares of the fund.Those shares were distributed pro rata to shareholders of Dreyfus Pennsylvania Intermediate Municipal Bond Fund so that each shareholder received a number of Class Z shares of the fund equal to the aggregate net asset value of the shareholder’s Dreyfus Pennsylvania Intermediate Municipal Bond Fund shares.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed a report prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board members had

30

been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was lower than the Performance Group median for each reported time period, but higher than the Performance Universe medians for five of the ten reported time periods, including the most recent one-year period.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was lower than the Performance Group median for each reported time period except the one-year period ended May 31, 2007, when it was higher, and higher than the Performance Universe medians for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years.The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from one of the fund’s portfolio managers during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information previously provided and discussed prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the Manager’s efforts to improve perfor- mance as discussed at the meeting, noting improvement in the one- year period, but concluded that it was necessary to continue to mon- itor the performance of the fund and its portfolio management team.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the ser- vices provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier State
Municipal Bond Fund,
Virginia Series

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund,Virginia Series, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income mar-kets.While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

Although a credit crisis led to sharp declines in the municipal bond market over the summer of 2007, a subsequent rebound resulted in a positive absolute return for the fund’s benchmark over the reporting period. The fund’s returns were driven primarily by its income-oriented holdings.

For the six-month period ended October 31, 2007, Dreyfus Premier State Municipal Bond Fund,Virginia Series achieved total returns of 0.68% for Class A shares, 0.35% for Class B shares and 0.30% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, which does not reflect fees and expenses like a mutual fund, achieved a total return of 1.30% for the same period.2 In addition, the fund is reported in the Lipper Virginia Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was –0.29% for the reporting period.3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Virginia state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Virginia state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

A Strong Market Rebound Offset Summer Declines

After a long period of relative stability, municipal bond market conditions changed dramatically over the summer of 2007, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other fixed-income sectors.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds and other institutional investors. In the immediate aftermath of the summertime decline, tax-exempt bonds traded at their highest yield levels in more than three years.

Difficult liquidity conditions prompted the Federal Reserve Board (the “Fed”) to cut the discount rate in August and the federal funds rate in September and October, the first reductions in short-term rates in more than four years. On average, the market responded favorably to the Fed’s actions, sparking a rally that, by the reporting period’s end, erased some, but not all, of its earlier losses.

A Focus on Income Bolstered Fund Performance

Our security selection strategy primarily emphasized income-oriented bonds, including those selling at modest premiums to their face values. These premium bonds helped shelter the fund from the full brunt of the market’s summertime decline. The fund also benefited from its holdings of higher yielding bonds in the transportation and essential services sub-sectors, especially those with maturities within 20 years.

4

Throughout the reporting period, we maintained the fund’s average duration in a range we considered slightly longer than industry averages. This posture, which was designed to capture higher yields, detracted slightly from the fund’s performance as volatility was particularly pronounced toward the long end of the market’s maturity range during the downturn.

Despite turmoil in housing markets and slower U.S. economic growth, Virginia’s economy and fiscal condition have remained sound. Investor demand has been robust for a generally ample supply of newly issued Virginia municipal bonds.

Maintaining a Conservative Investment Posture

Ongoing market volatility may provide opportunities to purchase longer-term municipal bonds at relatively attractive prices. However, for the immediate future we intend to maintain an emphasis on higher-quality, income-oriented bonds with maturities up to approximately 20 years. In our view, these are prudent strategies in today’s changing economic and market environments.

November 15, 2007

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Virginia residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

3 Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund,Virginia Series from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.90	$ 8.41	$ 9.67
Ending value (after expenses)	$1,006.80	$1,003.50	$1,003.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.94	$ 8.47	$ 9.73
Ending value (after expenses)	$1,019.25	$1,016.74	$1,015.48

† Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 1.67% for Class B and 1.92%
for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—103.4%	Rate (%)	Date	Amount ($)	Value ($)

Virginia—80.5%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,531,498
Alexandria,
Consolidated Public Improvement	5.50	6/15/10	2,625,000 [a]	2,787,120
Alexandria,
GO	5.00	6/15/21	1,000,000	1,098,120
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	999,330
Bristol,
Utility System Revenue
(Insured; MBIA)	5.25	7/15/20	2,185,000	2,336,180
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	1,200,000	1,237,656
Chesapeake,
GO Public Improvement	5.50	12/1/17	1,750,000	1,877,907
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,658,295
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,950,000	3,012,746
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 [a]	1,749,980
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 [a]	1,935,024
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26	1,000,000	950,790
James City County Economic
Development Authority,
Residential Care Facility
First Mortgage Revenue
(Williamsburg Landing, Inc.)	5.50	9/1/34	750,000	738,563

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Loudoun County Sanitation
Authority, Water and Sewer
Revenue	5.00	1/1/33	2,000,000	2,067,360
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,116,960
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	476,475
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	600,000	624,726
Prince William County,
COP (Prince William County
Facilities) (Insured; AMBAC)	4.50	9/1/25	1,400,000	1,390,592
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000	1,031,840
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000	3,383,154
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	5.50	7/1/21	2,500,000	2,633,575
Spotsylvania County Industrial
Development Authority, Public
Facility Revenue (Spotsylvania
School Facilities Project)
(Insured; AMBAC)	5.00	2/1/30	1,500,000	1,549,860
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.63	6/1/15	1,000,000 [a]	1,120,980
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; FSA)	5.00	7/1/24	1,000,000	1,047,910

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	1,000,000	966,750
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	989,010
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.10	10/1/35	1,000,000	1,001,060
Virginia Housing Development
Authority, Multi-Family Housing	5.95	5/1/16	710,000	724,108
Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000 [a]	2,864,484
Virginia Resource Authority,
Clean Water Revenue (State
Revolving Fund)	5.38	10/1/10	3,035,000 [a]	3,198,708
Western Virginia Regional Jail
Authority, Regional Jail
Facility Revenue (Insured; MBIA)	5.00	6/1/21	1,000,000	1,062,950
U.S. Related—22.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 [a]	1,599,930
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	321,650
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,024,680
Puerto Rico Commonwealth
(Insured; MBIA)	5.50	7/1/12	5,900,000 [b,c]	6,394,420
Puerto Rico Commonwealth, Public
Improvement (Insured; MBIA)	5.50	7/1/12	50,000	54,190
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 [a]	3,282,810

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/31	1,300,000	1,278,654

Total Investments (cost $60,857,368)			103.4%	63,120,045
Liabilities, Less Cash and Receivables			(3.4%)	(2,062,409)
Net Assets			100.0%	61,057,636

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2007, this security amounted to $6,394,420 or 10.5% of net assets.
[c] Collateral for floating rate borrowings.

10

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	58.1
AA		Aa		AA	14.4
A		A		A	5.9
BBB		Baa		BBB	11.8
BB		Ba		BB	1.7
Not Rated [d]		Not Rated [d]		Not Rated [d]	8.1
					100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	60,857,368	63,120,045
Cash		164,354
Interest receivable		843,591
Receivable for shares of Beneficial Interest subscribed		7,179
Prepaid expenses		11,634
		64,146,803

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		52,720
Payable for floating rate notes issued—Note 4		2,950,000
Interest and related expense payable		40,047
Payable for shares of Beneficial Interest redeemed		20,608
Accrued expenses		25,792
		3,089,167

Net Assets ($)		61,057,636

Composition of Net Assets ($):
Paid-in capital		60,610,314
Accumulated net realized gain (loss) on investments		(1,815,355)
Accumulated net unrealized appreciation
(depreciation) on investments		2,262,677

Net Assets ($)		61,057,636

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	56,169,785	2,634,561	2,253,290
Shares Outstanding	3,404,747	159,747	136,684

Net Asset Value Per Share ($)	16.50	16.49	16.49

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	1,616,711
Expenses:
Management fee—Note 3(a)	172,358
Shareholder servicing costs—Note 3(c)	98,982
Interest and related expense	59,203
Distribution fees—Note 3(b)	16,135
Professional fees	13,566
Registration fees	11,030
Custodian fees—Note 3(c)	6,094
Prospectus and shareholders’ reports	5,522
Trustees’ fees and expenses—Note 3(d)	2,785
Loan commitment fees	305
Miscellaneous	7,682
Total Expenses	393,662
Less—reduction in management fee due to undertaking—Note 3(a)	(6,228)
Less—reduction in custody fees due to earnings credits—Note 1(b)	(5,700)
Net Expenses	381,734
Investment Income-Net	1,234,977

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(112,817)
Net unrealized appreciation (depreciation) on investments	(761,448)
Net Realized and Unrealized Gain (Loss) on Investments	(874,265)
Net Increase in Net Assets Resulting from Operations	360,712

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	1,234,977	2,706,847
Net realized gain (loss) on investments	(112,817)	36,171
Net unrealized appreciation
(depreciation) on investments	(761,448)	430,408
Net Increase (Decrease) in Net Assets
Resulting from Operations	360,712	3,173,426

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,146,213)	(2,441,004)
Class B shares	(50,888)	(175,996)
Class C shares	(37,876)	(89,847)
Total Dividends	(1,234,977)	(2,706,847)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,695,889	5,072,827
Class B shares	10,807	54,553
Class C shares	13,954	66,143
Dividends reinvested:
Class A shares	732,808	1,525,034
Class B shares	24,225	86,800
Class C shares	21,315	54,107
Cost of shares redeemed:
Class A shares	(5,214,023)	(9,256,980)
Class B shares	(950,171)	(2,379,508)
Class C shares	(144,455)	(629,189)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,809,651)	(5,406,213)
Total Increase (Decrease) in Net Assets	(3,683,916)	(4,939,634)

Net Assets ($):
Beginning of Period	64,741,552	69,681,186
End of Period	61,057,636	64,741,552

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class Aa
Shares sold	163,480	303,374
Shares issued for dividends reinvested	44,485	91,213
Shares redeemed	(316,533)	(553,950)
Net Increase (Decrease) in Shares Outstanding	(108,568)	(159,363)

Class B [a]
Shares sold	656	3,273
Shares issued for dividends reinvested	1,471	5,193
Shares redeemed	(57,557)	(142,393)
Net Increase (Decrease) in Shares Outstanding	(55,430)	(133,927)

Class C
Shares sold	840	3,934
Shares issued for dividends reinvested	1,295	3,237
Shares redeemed	(8,888)	(37,712)
Net Increase (Decrease) in Shares Outstanding	(6,753)	(30,541)

[a]	During the period ended October 31, 2007, 50,692 Class B shares representing $836,665 were automatically converted to 50,684 Class A shares and during the period ended April 30, 2007, 67,591 Class B shares representing $1,132,124 were automatically converted to 67,581 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	16.72	16.61	17.04	16.73	17.17	16.68
Investment Operations:
Investment income—net [a]	.33	.68	.69	.66	.68	.76
Net realized and unrealized
gain (loss) on investments	(.22)	.11	(.43)	.31	(.44)	.49
Total from Investment Operations	.11	.79	.26	.97	.24	1.25
Distributions:
Dividends from investment
income—net	(.33)	(.68)	(.69)	(.66)	(.68)	(.76)
Net asset value, end of period	16.50	16.72	16.61	17.04	16.73	17.17

Total Return (%) [b]	.68[c]	4.85	1.51	5.87	1.39	7.64

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.20[d]	1.16	1.11	1.06	1.04	1.11
Ratio of net expenses
to average net assets	1.17[d]	1.15	1.10	1.05	1.04	1.11
Ratio of net investment income
to average net assets	3.99[d]	4.09	4.06	3.88	3.99	4.49
Portfolio Turnover Rate	5.27[c]	18.14	41.99	36.57	75.03	46.83

Net Assets, end of period
($ x 1,000)	56,170	58,748	60,998	66,155	68,341	72,390

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	16.72	16.60	17.04	16.72	17.17	16.67
Investment Operations:
Investment income—net [a]	.28	.59	.60	.56	.59	.67
Net realized and unrealized
gain (loss) on investments	(.22)	.13	(.44)	.33	(.45)	.51
Total from Investment Operations	.06	.72	.16	.89	.14	1.18
Distributions:
Dividends from investment
income—net	(.29)	(.60)	(.60)	(.57)	(.59)	(.68)
Net asset value, end of period	16.49	16.72	16.60	17.04	16.72	17.17

Total Return (%) [b]	.35[c]	4.38	.94	5.40	.82	7.17

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.76[d]	1.68	1.63	1.58	1.55	1.61
Ratio of net expenses
to average net assets	1.67[d]	1.66	1.61	1.56	1.55	1.61
Ratio of net investment income
to average net assets	3.45[d]	3.58	3.55	3.37	3.48	3.98
Portfolio Turnover Rate	5.27[c]	18.14	41.99	36.57	75.03	46.83

Net Assets, end of period
($ x 1,000)	2,635	3,597	5,796	7,465	9,761	14,593

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

18

	Six Months Ended October 31, 2007
			Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	16.71	16.60	17.03	16.71	17.16	16.66
Investment Operations:
Investment income—net [a]	.27	.56	.56	.53	.56	.63
Net realized and unrealized
gain (loss) on investments	(.22)	.11	(.43)	.32	(.46)	.51
Total from Investment Operations	.05	.67	.13	.85	.10	1.14
Distributions:
Dividends from investment
income—net	(.27)	(.56)	(.56)	(.53)	(.55)	(.64)
Net asset value, end of period	16.49	16.71	16.60	17.03	16.71	17.16

Total Return (%) [b]	.30[c]	4.08	.76	5.16	.58	6.92

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.98[d]	1.92	1.86	1.80	1.78	1.85
Ratio of net expenses
to average net assets	1.92[d]	1.90	1.84	1.79	1.78	1.85
Ratio of net investment income
to average net assets	3.24[d]	3.34	3.32	3.14	3.25	3.74
Portfolio Turnover Rate	5.27[c]	18.14	41.99	36.57	75.03	46.83

Net Assets, end of period
($ x 1,000)	2,253	2,397	2,887	3,314	3,518	4,055

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers ten series including the Virginia Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carry-

22

overs, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $1,702,538 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $532,574 of the carryover expires in fiscal 2009, $151,002 expires in fiscal 2010, $939,845 expires in fiscal 2011 and $79,117 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007, was as follows: tax exempt income $2,706,847. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2007 through October 31, 2007 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $6,228 during the period ended October 31, 2007.

During the period ended October 31, 2007, the Distributor retained $2,148 from commissions earned on sales of the fund’s Class A shares and $472 from CDSC on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $7,372 and $8,763, respectively, pursuant to the Plan.

24

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B and Class C shares were charged $71,738, $3,686 and $2,921, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $14,737 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $4,561. Prior to becoming an affiliate,The Bank of New York was paid $1,533 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $28,801, Rule 12b-1 distribution plan fees $2,546, compliance officer fees $2,812, shareholder services plan fees $12,937, custodian fees $1,374

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and transfer agency per account fees $6,039, which are offset against the expense reimbursement currently in effect in the amount of $1,789.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2007, amounted to $3,398,599 and $6,818,810, respectively.

The fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2007, accumulated net unrealized appreciation on investments was $2,262,677, consisting of $2,474,918 gross unrealized appreciation and $212,241 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

26

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the

The Fund 27

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

“Performance Universe”) selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was equal to or higher than the Performance Group medians for five of the ten reported time periods, including the two most recent time periods, and that the fund’s yield performance was equal to or higher than the Performance Universe medians for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was lower than the Performance Group median during each of the reported time periods, and equal to or higher than the Performance Universe medians for the one-, three-, and five- periods, and lower for the other reported time periods.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years. The Board members discussed with representatives of the Manager the reasons for the fund’s underperfor-mance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance.The Board members also received a presentation from one of the fund’s portfolio managers during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same group of funds that was included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians. The Board noted the Manager’s current undertaking to reimburse certain fees and expenses and to limit the fund’s expense ratio.

28

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment

The Fund 29

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall perfor- mance and noted the Manager’s efforts to improve performance as discussed at the meeting.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, including the Manager’s undertaking to reimburse certain fees and expenses of the fund and to limit the fund’s expense ratio, costs of the services pro- vided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)